UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-2071

Exact name of registrant as specified in charter:    Delaware Group Income Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             July 31

Date of reporting period:                            October 31, 2006

Item 1.  Schedule of Investments (Unaudited)


Delaware Delchester Fund
________________________

October 31, 2006

                                                                                                     Principal          Market
                                                                                                      Amount            Value
                                                                                                     (U.S. $)           (U.S. $)

Collateralized Bond Obligations - 0.03%

=@~ Merrill Lynch CBO VII Series 1997-C3A A 5.764% 3/23/08                                               $574,341           $41,126
=@ South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                         52,272            52,532
                                                                                                                             ______

Total Collateralized Bond Obligations (cost $375,932)                                                                        93,658
                                                                                                                             ______

Commercial Mortgage-Backed Securities - 0.68%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                     2,025,000         2,052,982
                                                                                                                          _________

Total Commercial Mortgage-Backed Securities (cost $2,055,296)                                                             2,052,982
                                                                                                                          _________

Commercial Paper - 1.29%

[ Viacom 5.55% 11/1/06                                                                                  3,900,000         3,900,000
                                                                                                                          _________

Total Commercial Paper (cost $3,900,000)                                                                                  3,900,000
                                                                                                                          _________

Convertible Bonds - 0.04%

# Charter Communications 144A 5.875% exercise price $2.42 expires 11/16/09                                108,000           125,280
                                                                                                                            _______

Total Convertible Bonds (cost $100,980)                                                                                     125,280
                                                                                                                            _______

Corporate Bonds - 92.77%

Basic Industry - 11.49%
Abitibi-Consolidated 6.95% 12/15/06                                                                       125,000           125,625
* Abitibi-Consolidated Finance 7.875% 8/1/09                                                            1,350,000         1,329,750
* AK Steel 7.875% 2/15/09                                                                               1,975,000         1,992,281
Bowater
   * 9.00% 8/1/09                                                                                         800,000           836,000
     9.50% 10/15/12                                                                                     4,025,000         4,085,374
Donohue Forest Products 7.625% 5/15/07                                                                  1,000,000         1,005,000
Georgia-Pacific 9.50% 12/1/11                                                                           1,300,000         1,420,250
Gold Kist 10.25% 3/15/14                                                                                1,475,000         1,699,938
Lyondell Chemical 8.25% 9/15/16                                                                         1,625,000         1,681,875
*# Nell AF Sarl 144A 8.375% 8/15/15                                                                     1,825,000         1,861,500
NewPage 10.00% 5/1/12                                                                                   1,975,000         2,078,688
Norske Skog Canada 8.625% 6/15/11                                                                       3,125,000         3,140,624
# Port Townsend Paper 144A 11.00% 4/15/11                                                               2,335,000         2,060,638
Potlatch 13.00% 12/1/09                                                                                 2,100,000         2,456,481
# Sappi Papier Holding 144A 7.50% 6/15/32                                                               2,780,000         2,415,397
*++ Solutia 6.72% 10/15/37                                                                              2,335,000         2,212,413
Tembec Industries 8.625% 6/30/09                                                                        4,896,000         2,864,160
Witco 6.875% 2/1/26                                                                                     1,520,000         1,352,800
                                                                                                                          _________

                                                                                                                         34,618,794
                                                                                                                         __________

Brokerage - 1.70%
E Trade Financial 8.00% 6/15/11                                                                         1,550,000         1,615,875
LaBranche
     9.50% 5/15/09                                                                                      1,195,000         1,263,713
     11.00% 5/15/12                                                                                     2,075,000         2,251,375
                                                                                                                          _________

                                                                                                                          5,130,963
                                                                                                                          _________

Capital Goods - 5.51%
Armor Holdings 8.25% 8/15/13                                                                            2,050,000         2,132,000
*# Berry Plastics 144A 8.875% 9/15/14                                                                   1,000,000         1,015,000
CPG International I 10.50% 7/1/13                                                                       1,285,000         1,317,125
* Graham Packaging 9.875% 10/15/14                                                                      3,000,000         3,022,500
Interface 10.375% 2/1/10                                                                                2,225,000         2,447,500
Intertape Polymer 8.50% 8/1/14                                                                          1,850,000         1,674,250
{ Mueller Holdings 14.75% 4/15/14                                                                       1,291,000         1,142,535
*{ NTK Holdings 10.75% 3/1/14                                                                           2,050,000         1,414,500
# RBS Global & Rexnord 144A
     9.50% 8/1/14                                                                                         325,000           338,000
     11.75% 8/1/16                                                                                        600,000           627,000
* Trimas 9.875% 6/15/12                                                                                 1,575,000         1,492,313
                                                                                                                          _________

                                                                                                                         16,622,723
                                                                                                                         __________

Consumer Cyclical - 8.83%
Accuride 8.50% 2/1/15                                                                                   1,540,000         1,501,500
# Baker & Taylor 144A 11.50% 7/1/13                                                                     1,125,000         1,130,625
# Buffets 144A 12.50% 11/1/14                                                                           1,325,000         1,338,250
Carrols 9.00% 1/15/13                                                                                   1,525,000         1,551,688
Ford Motor Credit
     7.375% 10/28/09                                                                                    1,735,000         1,689,907
     9.875% 8/10/11                                                                                     1,540,000         1,592,808
* General Motors 8.375% 7/15/33                                                                           945,000           845,775
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                     2,225,000         2,242,562
     8.00% 11/1/31                                                                                      1,570,000         1,686,919
Harrah's Operating 6.50% 6/1/16                                                                         1,975,000         1,741,306
Landry's Restaurant 7.50% 12/15/14                                                                      1,250,000         1,200,000
Majestic Star Casino 9.50% 10/15/10                                                                     1,250,000         1,268,750
# Micheals Stores 144A 11.375% 11/1/16                                                                  1,550,000         1,559,688
Neiman Marcus
     9.00% 10/15/15                                                                                     1,370,000         1,476,175
   * 10.375% 10/15/15                                                                                     400,000           439,500
*# NPC International 144A 9.50% 5/1/14                                                                  1,475,000         1,500,813
* O'Charleys 9.00% 11/1/13                                                                              2,050,000         2,142,250
*# Uno Restaurant 144A 10.00% 2/15/11                                                                   1,075,000           870,750
* Visteon 8.25% 8/1/10                                                                                    875,000           840,000
                                                                                                                            _______

                                                                                                                         26,619,266
                                                                                                                         __________

Consumer Non-Cyclical - 7.61%
Biovail 7.875% 4/1/10                                                                                   3,835,000         3,863,762
Constellation Brands 8.125% 1/15/12                                                                     1,725,000         1,798,313
Cott Beverages 8.00% 12/15/11                                                                             975,000         1,001,813
CRC Health 10.75% 2/1/16                                                                                2,225,000         2,336,249
Ingles Markets 8.875% 12/1/11                                                                           2,225,000         2,330,688
++# Le-Natures 144A 10.00% 6/15/13                                                                      1,250,000         1,281,250
National Beef Packing 10.50% 8/1/11                                                                     2,175,000         2,272,875
Pilgrim's Pride 9.625% 9/15/11                                                                          1,575,000         1,657,688
* Pinnacle Foods 8.25% 12/1/13                                                                          1,550,000         1,561,625
Playtex Products 9.375% 6/1/11                                                                          1,705,000         1,781,725
* Swift 12.50% 1/1/10                                                                                   1,275,000         1,306,875
True Temper Sports 8.375% 9/15/11                                                                         850,000           767,125
Warner Chilcott 8.75% 2/1/15                                                                              958,000           993,925
                                                                                                                            _______

                                                                                                                         22,953,913
                                                                                                                         __________

Energy - 5.77%
Bluewater Finance 10.25% 2/15/12                                                                        1,355,000         1,388,875
Compton Petroleum Finance 7.625% 12/1/13                                                                  805,000           766,763
Copano Energy 8.125% 3/1/16                                                                               605,000           618,613
El Paso Natural Gas 7.625% 8/1/10                                                                       1,350,000         1,400,625
# El Paso Performance Linked Trust 144A 7.75% 7/15/11                                                     995,000         1,034,800
El Paso Production 7.75% 6/1/13                                                                           925,000           952,750
*# Hilcorp Energy I 144A 9.00% 6/1/16                                                                   1,475,000         1,533,999
Inergy Finance
     6.875% 12/15/14                                                                                    1,395,000         1,356,638
     8.25% 3/1/16                                                                                         490,000           510,825
# Mariner Energy 144A 7.50% 4/15/13                                                                     1,250,000         1,206,250
# MarkWest Energy 144A 8.50% 7/15/16                                                                      855,000           865,688
# PetroHawk Energy 144A 9.125% 7/15/13                                                                  2,975,000         3,049,374
~ Secunda International 13.374% 9/1/12                                                                  1,395,000         1,445,569
Whiting Petroleum 7.25% 5/1/13                                                                          1,270,000         1,260,475
                                                                                                                          _________

                                                                                                                         17,391,244
                                                                                                                         __________

Finance & Investments - 1.92%
++ FINOVA Group 7.50% 11/15/09                                                                          5,245,350         1,547,378
# Hexion Finance 144A 9.75% 11/15/14                                                                    2,725,000         2,731,813
*# iPayment 144A 9.75% 5/15/14                                                                          1,450,000         1,497,125
                                                                                                                          _________

                                                                                                                          5,776,316
                                                                                                                          _________

Media - 9.61%
} Adelphia Communications 8.125% 12/15/06                                                               2,600,000         2,034,500
CCH I Holdings 13.50% 1/15/14                                                                           1,400,000         1,309,000
*} Century Communications 9.50% 11/30/06                                                                2,800,000         3,178,000
Charter Communications Holdings
   * 11.75% 5/15/11                                                                                     2,000,000         1,830,000
     13.50% 1/15/11                                                                                     4,625,000         4,370,624
~*# Cleveland Unlimited 144A 13.64% 12/15/10                                                              820,000           891,750

Insight Communications 12.25% 2/15/11                                                                     405,000           428,288
Insight Midwest/Capital
     9.75% 10/1/09                                                                                        500,000           510,000
     10.50% 11/1/10                                                                                     4,110,000         4,264,125
* Lodgenet Entertainment 9.50% 6/15/13                                                                  2,625,000         2,821,875
Mediacom Broadband
     8.50% 10/15/15                                                                                       200,000           200,750
   # 144A 8.50% 10/15/15                                                                                  885,000           888,319
* Mediacom Capital 9.50% 1/15/13                                                                        2,725,000         2,810,156
Sheridan Group 10.25% 8/15/11                                                                           1,240,000         1,271,000
* Vertis 10.875% 6/15/09                                                                                  510,000           510,000
WMG Acquisition 7.375% 4/15/14                                                                          1,675,000         1,645,688
                                                                                                                          _________

                                                                                                                         28,964,075
                                                                                                                         __________

Real Estate - 1.60%
American Real Estate Partners 8.125% 6/1/12                                                             1,951,000         2,004,652
BF Saul REIT 7.50% 3/1/14                                                                               1,820,000         1,856,400
Rouse 7.20% 9/15/12                                                                                       930,000           962,782
                                                                                                                            _______

                                                                                                                          4,823,834
                                                                                                                          _________

Services Cyclical - 15.62%
Adesa 7.625% 6/15/12                                                                                    2,075,000         2,069,813
American Airlines 7.377% 5/23/19                                                                          744,679           714,892
Boyd Gaming 8.75% 4/15/12                                                                               1,725,000         1,811,250
Brickman Group 11.75% 12/15/09                                                                            710,000           759,700
Corrections Corporation of America 7.50% 5/1/11                                                         1,700,000         1,746,750
FTI Consulting
     7.625% 6/15/13                                                                                     1,750,000         1,798,125
   # 144A 7.75% 10/1/16                                                                                   475,000           488,063
*# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                    3,150,000         3,346,874
Gaylord Entertainment 8.00% 11/15/13                                                                    1,675,000         1,712,688
Grupo Transportacion Ferroviaria Mexicana de C.V
     9.375% 5/1/12                                                                                      1,475,000         1,581,938
     10.25% 6/15/07                                                                                       875,000           897,969
# Hertz 144A
     8.875% 1/1/14                                                                                      1,080,000         1,134,000
   * 10.50% 1/1/16                                                                                        480,000           529,200
{ H-Lines Finance 11.00% 4/1/13                                                                         2,773,000         2,516,497
* Horizon Lines 9.00% 11/1/12                                                                           1,065,000         1,118,250
Kansas City Southern Railway 9.50% 10/1/08                                                              1,150,000         1,214,688
# Knowledge Learning 144A 7.75% 2/1/15                                                                  1,575,000         1,500,188
* Mandalay Resort Group
     9.375% 2/15/10                                                                                     2,325,000         2,481,937
     9.50% 8/1/08                                                                                       2,450,000         2,596,999
# Mobile Services Group 144A 9.75% 8/1/14                                                               1,135,000         1,181,819
OMI 7.625% 12/1/13                                                                                      2,090,000         2,142,250
# Penhall International 144A 12.00% 8/1/14                                                              1,000,000         1,070,000
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                         2,500,000         2,693,749
Seabulk International 9.50% 8/15/13                                                                     1,605,000         1,747,444
* Stena AB 9.625% 12/1/12                                                                               1,875,000         2,013,281
# TDS Investor 144A 11.875% 9/1/16                                                                        700,000           693,000
{ Town Sports International 11.00% 2/1/14                                                               1,450,000         1,198,063
# Turning Stone Resort Casino Enterprise 144A 9.125% 9/15/14                                            1,225,000         1,252,563
Wheeling Island Gaming 10.125% 12/15/09                                                                 3,000,000         3,082,499
                                                                                                                          _________

                                                                                                                         47,094,489
                                                                                                                         __________

Services Non-Cyclical - 5.66%
Casella Waste Systems 9.75% 2/1/13                                                                      3,625,000         3,824,375
Geo Sub 11.00% 5/15/12                                                                                  2,135,000         2,220,400
*# HealthSouth 144A 10.75% 6/15/16                                                                      3,925,000         4,042,750
US Oncology 10.75% 8/15/14                                                                              2,450,000         2,707,250
*{ Vanguard Health 11.25% 10/1/15                                                                       3,250,000         2,380,625
# WCA Waste 144A 9.25% 6/15/14                                                                          1,825,000         1,898,000
                                                                                                                          _________

                                                                                                                         17,073,400
                                                                                                                         __________

Technology & Electronics - 2.39%
* MagnaChip Semiconductor 8.00% 12/15/14                                                                3,950,000         2,369,999
*# NXP Funding 144A 9.50% 10/15/15                                                                      1,150,000         1,165,813
* STATS ChipPAC 7.50% 7/19/10                                                                             725,000           732,250
* Sungard Data Systems 10.25% 8/15/15                                                                   2,020,000         2,126,050
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                   775,000           804,063
                                                                                                                            _______

                                                                                                                          7,198,175
                                                                                                                          _________

Telecommunications - 11.14%
++ Allegiance Telecom 11.75% 2/15/08                                                                    2,045,000           848,675
* American Tower 7.125% 10/15/12                                                                        1,850,000         1,896,250
# Broadview Networks 144A 11.375% 9/1/12                                                                1,350,000         1,407,375
* Cincinnati Bell 8.375% 1/15/14                                                                        1,490,000         1,527,250
*# Cricket Communications 144A 9.375% 11/1/14                                                           1,375,000         1,409,375
# Digicel Limited 144A 9.25% 9/1/12                                                                     1,600,000         1,668,000
*# Hughes Network Systems 144A 9.50% 4/15/14                                                            2,800,000         2,911,999
{ Inmarsat Finance 10.375% 11/15/12                                                                     3,925,000         3,532,499
* iPCS 11.50% 5/1/12                                                                                    1,445,000         1,622,013
~ IWO Holdings 9.124% 1/15/12                                                                             235,000           241,463
*# Level 3 Financing 144A 9.25% 11/1/14                                                                 1,550,000         1,567,438
# MetroPCS Wireless 144A 9.25% 11/1/14                                                                  1,275,000         1,292,531
# Qwest 144A 7.50% 10/1/14                                                                              2,325,000         2,447,063
Rural Cellular
     9.875% 2/1/10                                                                                      1,560,000         1,645,800
  ~* 11.239% 11/1/12                                                                                    1,025,000         1,068,563
*# Telcordia Technologies 144A 10.00% 3/15/13                                                           2,400,000         1,824,000
Triton PCS
   * 8.50% 6/1/13                                                                                         900,000           859,500
     9.375% 2/1/11                                                                                      1,760,000         1,610,400
~ US LEC 13.87% 10/1/09                                                                                 1,500,000         1,599,375
# Wind Acquisition Finance 144A 10.75% 12/1/15                                                          2,340,000         2,612,025
                                                                                                                          _________

                                                                                                                         33,591,594
                                                                                                                         __________

Utilities - 3.92%
++# Calpine 144A 8.496% 7/15/07                                                                         1,827,925         1,969,589
Elwood Energy 8.159% 7/5/26                                                                             1,765,688         1,878,181
Midwest Generation
     8.30% 7/2/09                                                                                       1,909,127         1,971,173
     8.75% 5/1/34                                                                                       1,250,000         1,357,813
* Mirant Americas Generation 8.30% 5/1/11                                                               2,420,000         2,462,350
Mirant North America 7.375% 12/31/13                                                                      450,000           457,313
Orion Power Holdings 12.00% 5/1/10                                                                      1,490,000         1,698,600
=++# USGen New England 144A 7.459% 1/2/15                                                                  38,286            25,840
                                                                                                                             ______

                                                                                                                         11,820,859
                                                                                                                         __________

Total Corporate Bonds (cost $277,352,135)                                                                               279,679,645
                                                                                                                        ___________

Emerging Markets Bonds - 1.22%

# C&M Finance 144A 8.10% 2/1/16                                                                           825,000           827,626
Republic of Colombia 7.375% 9/18/37                                                                       880,000           912,120
Venezuela Government 6.00% 12/9/20                                                                      2,110,000         1,924,636
                                                                                                                          _________

Total Emerging Markets Bonds (cost $3,658,840)                                                                            3,664,382
                                                                                                                          _________

<< Senior Secured Loans - 0.61%

RSC Bridge 10.50% 12/1/08                                                                               1,830,000         1,830,000
                                                                                                                          _________

Total Senior Secured Loans (cost $1,830,000)                                                                              1,830,000
                                                                                                                          _________


                                                                                                     Number of
                                                                                                     Shares
Common Stock - 1.61%

@=+II Avado Brands                                                                                          9,305                 0
*+ Charter Communications Class A                                                                          97,200           223,560
+ Foster Wheeler                                                                                           42,375         1,904,745
+ Mirant                                                                                                   56,423         1,668,428
*+ Petrojarl ADR                                                                                           15,331           162,898
*+ Petroleum Geo-Services ADR                                                                              15,331           893,951
                                                                                                                            _______

Total Common Stock (cost $2,953,443)                                                                                      4,853,582
                                                                                                                          _________

Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                              4,410                 0
                                                                                                                                  _

Total Warrants (cost $367,920)                                                                                                    0
                                                                                                                                  _

Total Market Value of Securities Before Securities Lending Collateral - 98.25%
   (cost $292,594,546)                                                                                                  296,199,529

                                                                                                     Principal
                                                                                                      Amount
                                                                                                     (U.S. $)

Securities Lending Collateral ** - 19.41%

Short-Term Investments - 19.41%

Fixed Rate Notes - 5.72%
Citigroup Global Markets
     5.31% 11/1/06                                                                                       $298,826          298,826
     5.32% 11/1/06                                                                                     13,487,258       13,487,258
Credit Suisse First Boston 5.29% 12/13/06                                                               1,990,713        1,990,713
UBS Securities 5.42% 11/1/06                                                                              773,511          773,511
Union Bank of Switzerland 5.28% 11/30/06                                                                  710,969          710,969
                                                                                                                           _______

                                                                                                                        17,261,277
                                                                                                                        __________

~ Variable Rate Notes - 13.69%
American Honda Finance 5.14% 2/21/07                                                                    1,279,744        1,279,744
ANZ National 5.30% 11/30/07                                                                               284,387          284,387
Australia New Zealand 5.32% 11/30/07                                                                    1,421,937        1,421,937
Bank of America 5.32% 2/23/07                                                                           1,848,519        1,848,519
Bank of New York 5.31% 11/30/07                                                                         1,137,550        1,137,550
Barclays New York 5.31% 5/18/07                                                                         1,848,519        1,848,519
Bayerische Landesbank 5.37% 11/30/07                                                                    1,421,938        1,421,938
Bear Stearns 5.38% 4/30/07                                                                              1,706,325        1,706,325
BNP Paribas 5.36% 11/30/07                                                                              1,421,938        1,421,938
Canadian Imperial Bank
     5.30% 11/30/07                                                                                       710,969          710,969
     5.32% 11/22/06                                                                                     1,421,938        1,421,938
CDC Financial Products 5.36% 10/31/06                                                                   1,848,519        1,848,519
Citigroup Global Markets 5.38% 11/07/06                                                                 1,848,519        1,848,519
Commonwealth Bank 5.32% 11/30/07                                                                        1,421,938        1,421,938
Deutsche Bank London 5.34% 2/23/07                                                                      1,706,325        1,706,325
Dexia Bank 5.33% 9/28/07                                                                                1,990,676        1,990,322
Goldman Sachs 5.45% 10/31/07                                                                            1,848,519        1,848,519
Marshall & Ilsley Bank 5.30% 11/30/07                                                                   1,564,131        1,564,131
Merrill Lynch Mortgage Capital 5.41% 11/6/06                                                            1,279,744        1,279,744
Morgan Stanley 5.49% 11/30/07                                                                           1,848,519        1,848,519
National Australia Bank 5.29% 3/7/07                                                                    1,763,203        1,763,203
National City Bank 5.32% 3/2/07                                                                         1,706,425        1,706,636
National Rural Utilities 5.31% 11/30/07                                                                 2,246,661        2,246,661
Nordea Bank New York 5.31% 5/16/07                                                                      1,421,976        1,421,938
Nordea Bank Norge 5.33% 11/30/07                                                                          710,942          710,942
Royal Bank of Scotland 5.31% 11/30/07                                                                   1,421,938        1,421,938
Societe Generale 5.29% 11/30/07                                                                           710,969          710,969
Wells Fargo 5.33% 11/30/07                                                                              1,421,938        1,421,938
                                                                                                                         _________

                                                                                                                        41,264,525
                                                                                                                        __________

Total Securities Lending Collateral (cost $58,525,802)                                                                  58,525,802
                                                                                                                        __________

Total Market Value of Securities - 117.66% (cost $351,113,056)                                                         354,725,331 !

Obligation to Return Securities Lending Collateral ** - (19.41%)                                                       (58,525,802)

Receivables and Other Assets Net of Liabilities (See Notes) - 1.75%                                                      5,274,822
                                                                                                                         _________

Net Assets Applicable to 90,004,139 Shares Outstanding - 100.00%                                                      $301,474,351
                                                                                                                      ____________



+  Non-income producing security for the period ended October 31, 2006.

++ Non-income producing security. Security is currently in default.

~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

*  Fully or partially on loan.

** See note 3 in "Notes."

!  Includes $57,383,868 of securities loaned.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $73,639,234, which represented 24.43% of the Fund's net assets. See Note 4 in "Notes."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At October 31, 2006, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund's net assets. See Note 4 in "Notes."

@ Illiquid security. At October 31, 2006, the aggregate amount of illiquid securities equaled $93,658, which represented 0.03% of the Fund's net assets. See Note 4 in "Notes."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2006, the aggregate amount of fair valued securities equaled $119,498, which represented 0.04% of the Fund's net assets. See Note 1 in "Notes."

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

[  The interest rate shown is the effective yield as of the time of purchase.


Summary of Abbreviations:

ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Delchester Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At October 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $352,891,663
                                                                   ____________

Aggregate unrealized appreciation                                    10,312,897
Aggregate unrealized depreciation                                    (8,479,229)
                                                                   ____________

Net unrealized appreciation                                        $  1,833,668
                                                                   ____________

For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $638,362,509 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $122,795,424 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At October 31, 2006, the market value of securities on loan was $57,383,868, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Delaware Corporate Bond Fund
____________________________


October 31, 2006

                                                                                                     Principal       Market Value
                                                                                                     Amount o        (U.S. $)


Agency Collateralized Mortgage Obligations - 0.41%

Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                                 USD                   30,183            $32,651
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                              478,325            466,928
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                               1,405,000          1,381,666
GNMA Series 2003-5 B 4.486% 10/16/25                                                                     540,000            530,536
                                                                                                                            _______

Total Agency Collateralized Mortgage Obligations (cost $2,463,493)                                                        2,411,781
                                                                                                                          _________

Agency Mortgage-Backed Securities - 0.03%

Fannie Mae S.F. 30 yr 7.00% 2/1/36                                                                       174,177            179,251
                                                                                                                            _______

Total Agency Mortgage-Backed Securities (cost $179,021)                                                                     179,251
                                                                                                                            _______

=@# Collateralized Bond Obligations - 0.09%

Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10                                               18,163             18,163
Putnam CBO II Limited 144A 6.875% 11/8/09                                                                 33,330             33,330
Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                            500,000            501,996
                                                                                                                            _______

Total Collateralized Bond Obligations (cost $563,093)                                                                       553,489
                                                                                                                            _______

Commercial Mortgage-Backed Securities - 2.37%

~ Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44                       4,225,000          4,405,201
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064%
     5/14/16                                                                                           1,105,000          1,105,079
# Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515%
     8/13/18                                                                                           2,395,000          2,534,236
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C2 A2 5.05% 12/12/34                                                                    800,000            793,997
   ~ Series 2006-LDP7 AJ 6.066% 4/15/45                                                                1,920,000          2,000,267
# Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34                                     325,000            314,708
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                         510,000            515,120
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                    935,000            913,035
     Series 2006-1 B 5.588% 2/15/36                                                                      510,000            511,734
     Series 2006-1 C 5.707% 2/15/36                                                                      785,000            787,964
                                                                                                                            _______

Total Commercial Mortgage-Backed Securities (cost $13,630,497)                                                           13,881,341
                                                                                                                         __________

Corporate Bonds - 77.50%

Banking - 8.37%
BAC Capital Trust XI 6.625% 5/23/36                                                                    1,380,000          1,491,572
Bank of America 5.75% 8/15/16                                                                          1,395,000          1,424,341
~# Barclays Bank 144A 5.926% 12/31/49                                                                  3,320,000          3,358,270
BB&T Capital Trust I 5.85% 8/18/35                                                                     1,525,000          1,490,601
BB&T Capital Trust II 6.75% 6/7/36                                                                       295,000            322,610
Citigroup 6.625% 6/15/32                                                                                 330,000            365,825
# CoreStates Capital I Trust 144A 8.00% 12/15/26                                                         630,000            655,457
~# Glitnir Banki 144A 6.693% 6/15/16                                                                   2,530,000          2,613,649
~# HBOS 144A 5.92% 9/29/49                                                                             1,400,000          1,373,282
JPMorgan Chase Capital XX 6.55% 9/29/36                                                                2,910,000          3,024,706
Popular North America
     4.25% 4/1/08                                                                                      1,235,000          1,211,635
   ~ 5.77% 4/6/09                                                                                      1,020,000          1,023,248
Popular North America Capital Trust I 6.564% 9/15/34                                                   1,730,000          1,697,090
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                     1,870,000          1,839,121
~ RBS Capital Trust I 4.709% 12/29/49                                                                    895,000            849,533
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                             7,265,000          7,629,702
~# Shinsei Finance Cayman 144A 6.418% 1/29/49                                                          1,760,000          1,773,130
# Sovereign Bancorp 144A 4.80% 9/1/10                                                                  2,435,000          2,389,597
Sovereign Capital Trust VI 7.908% 6/13/36                                                              2,755,000          3,101,199
~# Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                         2,030,000          1,989,759

SunTrust Capital II 7.90% 6/15/27                                                                      2,215,000          2,312,945
~# United Overseas Bank 144A 5.375% 9/3/19                                                             1,315,000          1,300,597
~# Vneshtorgbank 144A 5.97% 8/1/08                                                                     1,500,000          1,500,675
~ Wachovia Capital Trust III 5.80% 8/29/49                                                             4,345,000          4,387,451
                                                                                                                          _________

                                                                                                                         49,125,995
                                                                                                                         __________

Basic Industry - 5.86%
Abitibi-Consolidated 7.875% 8/1/09                                                                     1,100,000          1,083,500
Alcan 5.75% 6/1/35                                                                                       800,000            760,742
Barrick Gold 5.80% 11/15/34                                                                            1,550,000          1,449,521
Bowater 9.00% 8/1/09                                                                                   1,490,000          1,557,050
Catalyst Paper 8.625% 6/15/11                                                                          2,223,000          2,234,115
Donohue Forest Products 7.625% 5/15/07                                                                   795,000            798,975
Georgia-Pacific
     8.875% 5/15/31                                                                                    2,749,000          2,920,813
     9.50% 12/1/11                                                                                       675,000            737,438
Grupo Minero Mexico 8.25% 4/1/08                                                                       2,105,000          2,178,675
Huntsman International 10.125% 7/1/09                                                                  1,295,000          1,320,900
IMC Global 7.375% 8/1/18                                                                                 300,000            280,500
Ispat Inland 9.75% 4/1/14                                                                              1,755,000          1,968,240
Lubrizol 4.625% 10/1/09                                                                                2,890,000          2,839,044
Newmont Gold 8.91% 1/5/09                                                                                264,253            274,373
Newmont Mining 5.875% 4/1/35                                                                           2,125,000          2,006,786
# Norske Skogindustrier 144A 7.125% 10/15/33                                                           4,695,000          4,303,338
Placer Dome 6.45% 10/15/35                                                                             1,760,000          1,791,326
# Sappi Papier 144A 7.50% 6/15/32                                                                      2,875,000          2,497,938
Sherwin-Williams 6.85% 2/1/07                                                                            681,000            682,666
Southern Copper 7.50% 7/27/35                                                                          1,940,000          2,083,888
Witco 6.875% 2/1/26                                                                                      685,000            609,650
                                                                                                                            _______

                                                                                                                         34,379,478
                                                                                                                         __________

Brokerage - 4.20%
~ Ameriprise Financial 7.518% 6/1/66                                                                   3,480,000          3,790,770
Amvescap 4.50% 12/15/09                                                                                2,870,000          2,803,892
E Trade Financial 8.00% 6/15/11                                                                        1,795,000          1,871,288
Goldman Sachs 6.345% 2/15/34                                                                           3,465,000          3,549,730
LaBranche & Company 9.50% 5/15/09                                                                      1,980,000          2,093,850
Lehman Brothers Holdings 4.50% 7/26/10                                                                   390,000            379,632
~ Lehman Brothers Holdings E-Capital Trust I 6.173% 8/19/65                                              400,000            404,339
Merrill Lynch
     6.05% 5/16/16                                                                                     2,095,000          2,179,502
     6.22% 9/15/26                                                                                     2,340,000          2,423,229
Morgan Stanley
     5.375% 10/15/15                                                                                   1,410,000          1,402,400
     6.25% 8/9/26                                                                                      1,710,000          1,796,345
Nuveen Investments 5.00% 9/15/10                                                                       1,995,000          1,961,564
                                                                                                                          _________

                                                                                                                         24,656,541
                                                                                                                         __________

Capital Goods - 1.19%
Caterpillar 6.05% 8/15/36                                                                              2,155,000          2,267,038
# Sealed Air 144A 5.375% 4/15/08                                                                         830,000            828,420
# Siemens Finance 144A 6.125% 8/17/26                                                                  2,715,000          2,832,470
Tyco International Group 6.875% 1/15/29                                                                  945,000          1,063,796
                                                                                                                          _________

                                                                                                                          6,991,724
                                                                                                                          _________

Communications - 9.73%
AT&T 7.30% 11/15/11                                                                                    3,495,000          3,807,747
AT&T Wireless Services
     7.875% 3/1/11                                                                                       525,000            576,125
     8.75% 3/1/31                                                                                      3,660,000          4,809,881
BellSouth
     4.20% 9/15/09                                                                                     3,050,000          2,966,653
     6.00% 11/15/34                                                                                    1,480,000          1,437,967
; British Telecommunications 8.875% 12/15/30                                                           2,200,000          2,989,254
Comcast 6.50% 11/15/35                                                                                 2,400,000          2,458,670
Comcast Cable Communications 6.75% 1/30/11                                                             2,205,000          2,321,124
Cox Communications 4.625% 1/15/10                                                                      2,580,000          2,522,995
Liberty Media 8.50% 7/15/29                                                                              795,000            805,199
News America 6.20% 12/15/34                                                                            2,575,000          2,522,787
Nextel Communications 6.875% 10/31/13                                                                  1,280,000          1,309,286
Sprint Capital 8.75% 3/15/32                                                                           3,945,000          4,887,901
Telecom Italia Capital
     4.00% 1/15/10                                                                                       415,000            395,566

   ~ 5.984% 7/18/11                                                                                    1,620,000          1,618,296
     7.20% 7/18/36                                                                                     3,770,000          3,973,271
Telefonica Emisones
   ~ 5.69% 6/19/09                                                                                     1,110,000          1,111,724
     5.984% 6/20/11                                                                                    1,375,000          1,406,111
     6.421% 6/20/16                                                                                      795,000            825,444
     7.045% 6/20/36                                                                                    1,575,000          1,701,274
Telefonos de Mexico 4.50% 11/19/08                                                                     1,825,000          1,800,032
Time Warner Entertainment 8.375% 3/15/23                                                               1,409,000          1,667,048
Triton Communications 8.50% 6/1/13                                                                     2,745,000          2,621,475
Viacom
   ~ 5.74% 6/16/09                                                                                     1,135,000          1,135,956
     5.75% 4/30/11                                                                                       905,000            907,014
     6.875% 4/30/36                                                                                      750,000            757,592
Vodafone Group 5.375% 1/30/15                                                                          1,795,000          1,764,632
# Windstream 144A
     8.125% 8/1/13                                                                                       960,000          1,029,600
     8.625% 8/1/16                                                                                       865,000            937,444
                                                                                                                            _______

                                                                                                                         57,068,068
                                                                                                                         __________

Consumer Cyclical - 9.69%
Centex 6.50% 5/1/16                                                                                    3,165,000          3,249,480
Corrections Corporation of America 7.50% 5/1/11                                                          885,000            909,338
~ DaimlerChrysler Holdings 5.918% 8/3/09                                                               4,160,000          4,165,167
Disney (Walt) 7.55% 7/15/93                                                                            1,565,000          1,850,971
Ford Motor 7.45% 7/16/31                                                                               3,895,000          3,072,181
Ford Motor Credit 9.875% 8/10/11                                                                       6,560,000          6,784,949
Fortune Brands 5.125% 1/15/11                                                                            100,000             98,254
# FTI Consulting 144A 7.75% 10/1/16                                                                    1,485,000          1,525,838
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                    1,435,000          1,524,688
General Motors 8.375% 7/15/33                                                                          5,045,000          4,515,275
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                    3,175,000          3,200,060
     8.00% 11/1/31                                                                                     8,785,000          9,439,228
Harrah's Operating 6.50% 6/1/16                                                                          775,000            683,297
# Johnson (SC) & Son 144A 5.75% 2/15/33                                                                  515,000            503,014
Kohl's 7.25% 6/1/29                                                                                      425,000            469,701
Lodgenet Entertainment 9.50% 6/15/13                                                                     335,000            360,125
May Department Stores 3.95% 7/15/07                                                                    1,875,000          1,851,849
Neiman Marcus 10.375% 10/15/15                                                                         1,435,000          1,576,706
# Nissan Motor Acceptance 144A 5.625% 3/14/11                                                            700,000            704,415
Office Depot 6.25% 8/15/13                                                                             1,395,000          1,428,958
Penney (J.C.) 7.625% 3/1/97                                                                            1,880,000          1,970,016
Target 5.875% 7/15/16                                                                                  1,150,000          1,197,328
Time Warner 8.18% 8/15/07                                                                              2,525,000          2,579,520
Visteon 8.25% 8/1/10                                                                                   3,320,000          3,187,200
                                                                                                                          _________

                                                                                                                         56,847,558
                                                                                                                         __________

Consumer Non-Cyclical - 5.05%
Altria Group 7.65% 7/1/08                                                                              1,645,000          1,703,098
AmerisourceBergen
     5.625% 9/15/12                                                                                    1,785,000          1,762,466
     5.875% 9/15/15                                                                                      125,000            123,392
Biovail 7.875% 4/1/10                                                                                  2,175,000          2,191,313
Boston Scientific 7.00% 11/15/35                                                                       1,635,000          1,650,194
Constellation Brands 8.125% 1/15/12                                                                      632,000            658,860
Genentech 4.75% 7/15/15                                                                                  645,000            621,568
# HealthSouth 144A 10.75% 6/15/16                                                                      1,745,000          1,797,350
Kraft Foods 5.25% 6/1/07                                                                               1,050,000          1,048,448
Kroger Company 5.50% 2/1/13                                                                            3,510,000          3,476,350
Medco Health Solutions 7.25% 8/15/13                                                                   3,255,000          3,541,137
Merck 4.75% 3/1/15                                                                                       265,000            254,209
# Miller Brewing 144A 4.25% 8/15/08                                                                      860,000            844,037
Pilgrim's Pride 9.625% 9/15/11                                                                         1,055,000          1,110,388
Schering-Plough
     5.55% 12/1/13                                                                                       695,000            700,097
     6.75% 12/1/33                                                                                       565,000            631,569
US Oncology 9.00% 8/15/12                                                                              1,275,000          1,327,594
UST 6.625% 7/15/12                                                                                       920,000            974,527
Wyeth 5.50% 2/1/14                                                                                     5,195,000          5,233,796
                                                                                                                          _________

                                                                                                                         29,650,393
                                                                                                                         __________

Electric - 7.61%
Alabama Power 5.875% 12/1/22                                                                           1,520,000          1,556,544
Avista
     7.75% 1/1/07                                                                                      1,380,000          1,384,364
     9.75% 6/1/08                                                                                        100,000            106,070
BVPS II Funding 8.33% 12/1/07                                                                            451,000            451,311
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                       2,080,000          2,030,340
Cleveland Electric Illuminating 7.88% 11/1/17                                                            200,000            234,129
Detroit Edison 4.80% 2/15/15                                                                           1,450,000          1,377,245
Dominion Resources
     6.30% 3/15/33                                                                                     2,095,000          2,150,800
   ~ 6.30% 9/30/66                                                                                     3,115,000          3,122,183
Duke Capital 5.668% 8/15/14                                                                            2,390,000          2,404,835
Entergy Gulf States
     5.12% 8/1/10                                                                                      1,575,000          1,544,705
     5.25% 8/1/15                                                                                      1,195,000          1,138,773
     6.00% 12/1/12                                                                                     1,855,000          1,856,334
FPL Group Capital 5.625% 9/1/11                                                                        2,670,000          2,709,383
MidAmerican Energy Holdings 6.125% 4/1/36                                                              1,770,000          1,826,438
Pacific Gas & Electric 6.05% 3/1/34                                                                    2,720,000          2,787,853
PacifiCorp 7.00% 7/15/09                                                                                 500,000            521,746
Peco Energy 5.95% 11/1/11                                                                              2,150,000          2,211,279
# Power Contract Financing 144A 6.256% 2/1/10                                                          1,836,570          1,851,411
# Power Receivables Finance 144A 6.29% 1/1/12                                                            176,627            178,306
~ Progress Energy 5.824% 1/15/10                                                                       1,305,000          1,310,658
PSEG Funding Trust I 5.381% 11/16/07                                                                   1,680,000          1,678,439
PSEG Power 5.50% 12/1/15                                                                               2,640,000          2,589,492
# TAQA 144A
     5.875% 10/27/16                                                                                   1,005,000          1,025,674
     6.50% 10/27/36                                                                                    4,135,000          4,334,908
TXU Energy 6.125% 3/15/08                                                                                935,000            943,595
Westar Energy 6.00% 7/1/14                                                                             1,250,000          1,289,876
                                                                                                                          _________

                                                                                                                         44,616,691
                                                                                                                         __________

Energy - 3.77%
Anadarko Petroleum
     5.95% 9/15/16                                                                                       635,000            646,093
     6.45% 9/15/36                                                                                     1,865,000          1,939,619
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                  489,000            480,069
ConocoPhillips 5.95% 10/15/36                                                                          1,250,000          1,291,836
EnCana 6.50% 8/15/34                                                                                   2,340,000          2,459,408
Ensco International 6.75% 11/15/07                                                                       175,000            177,713
Nexen 5.875% 3/10/35                                                                                     925,000            887,988
# Ras Laffan Liquefied Natural Gas III 144A
     5.832% 9/30/16                                                                                    1,000,000          1,011,516
     5.838% 9/30/27                                                                                    2,235,000          2,175,189
SEACOR Holdings 7.20% 9/15/09                                                                          2,115,000          2,161,215
~ Secunda International 13.374% 9/1/12                                                                 1,275,000          1,321,219
Siberian Oil 10.75% 1/15/09                                                                            1,210,000          1,336,808
Smith International 7.00% 9/15/07                                                                      2,360,000          2,391,737
# TNK-BP Finance 144A 7.50% 7/18/16                                                                    2,270,000          2,379,105
Tyumen Oil 11.00% 11/6/07                                                                              1,340,000          1,413,030
Weatherford International 4.95% 10/15/13                                                                  50,000             48,250
                                                                                                                             ______

                                                                                                                         22,120,795
                                                                                                                         __________

Financials - 5.85%
American General Finance 4.875% 7/15/12                                                                2,185,000          2,134,939
Capital One Bank 5.75% 9/15/10                                                                         1,250,000          1,271,751
HSBC Finance
     4.625% 9/15/10                                                                                    1,250,000          1,228,145
     5.00% 6/30/15                                                                                       750,000            729,704
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                        2,600,000          2,619,456
# Mantis Reef 144A 4.799% 11/3/09                                                                      2,140,000          2,093,665
~# Mizuho JGB Investment Preferred 144A 9.87% 12/29/49                                                 1,625,000          1,736,608
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                1,775,000          1,795,791
~ Nelnet 7.40% 9/29/36                                                                                 1,770,000          1,834,056
Residential Capital
     5.125% 5/17/12                                                                   EUR                790,000          1,022,872
     6.125% 11/21/08                                                                  USD              2,875,000          2,892,331
     6.375% 6/30/10                                                                                      815,000            827,800
     6.50% 4/17/13                                                                                     2,250,000          2,292,689
   ~ 6.693% 11/21/08                                                                                   1,920,000          1,942,886
     6.875% 6/30/15                                                                                    5,365,000          5,624,354

  ~# 144A 7.204% 4/17/09                                                                               1,610,000          1,613,819
~# Swiss Re Capital I 144A 6.854% 5/29/49                                                              2,545,000          2,662,984
                                                                                                                          _________

                                                                                                                         34,323,850
                                                                                                                         __________

Insurance - 8.59%
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                          2,262,000          2,378,045
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                        885,000            880,843
     8.625% 5/1/24                                                                                     4,105,000          4,938,348
~# Great West Life & Annuity Insurance 144A 7.153% 5/16/46                                               390,000            411,191
# Liberty Mutual 144A
     5.75% 3/15/14                                                                                     1,450,000          1,465,824
     7.00% 3/15/34                                                                                     1,860,000          1,942,552
# Liberty Mutual Insurance 144A 7.697% 10/15/97                                                        3,480,000          3,631,512
Marsh & McLennan
     5.15% 9/15/10                                                                                       895,000            858,907
     5.375% 3/15/07                                                                                    2,145,000          2,143,659
   ~ 5.513% 7/13/07                                                                                      755,000            755,012
Montpelier Re Holdings 6.125% 8/15/13                                                                  2,550,000          2,478,988
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                       1,465,000          1,750,271
# Nippon Life Insurance 144A 4.875% 8/9/10                                                             2,880,000          2,829,522
~/# North Front Pass Through Trust 144A 5.81% 12/15/24                                                 4,850,000          4,827,060
Phoenix 6.675% 2/16/08                                                                                 1,405,000          1,411,571
Safeco Capital Trust I 8.072% 7/15/37                                                                  1,055,000          1,109,181
St. Paul Travelers 5.01% 8/16/07                                                                       2,605,000          2,591,053
~/# Twin Reefs Pass Through Trust 144A 6.32% 12/31/49                                                  5,000,000          5,009,039
WellPoint
     4.25% 12/15/09                                                                                    1,505,000          1,462,594
     5.85% 1/15/36                                                                                     1,930,000          1,904,536
Willis
     5.125% 7/15/10                                                                                    2,080,000          2,023,233
     5.625% 7/15/15                                                                                    2,170,000          2,077,708
~# ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                         1,510,000          1,510,610
                                                                                                                          _________

                                                                                                                         50,391,259
                                                                                                                         __________

Natural Gas - 4.16%
Atmos Energy 4.00% 10/15/09                                                                            1,020,000            978,910
Energy Transfer 5.95% 2/1/15                                                                           2,475,000          2,501,218
Enterprise Products Operating
     4.00% 10/15/07                                                                                      590,000            581,527
     4.625% 10/15/09                                                                                   1,565,000          1,533,528
   ~ 8.375% 8/1/66                                                                                     4,175,000          4,494,479
# GulfSouth Pipeline 144A 5.05% 2/1/15                                                                 1,825,000          1,761,030
Kaneb Pipe Line 5.875% 6/1/13                                                                            455,000            458,238
KeySpan Gas East 6.90% 1/15/08                                                                           725,000            736,432
Northern Border Pipeline 6.25% 5/1/07                                                                    700,000            702,954
ONEOK 5.51% 2/16/08                                                                                    2,665,000          2,667,865
# Plains All American Pipeline 144A 6.65% 1/15/37                                                      1,140,000          1,171,056
Sempra Energy
     4.621% 5/17/07                                                                                      230,000            229,086
     4.75% 5/15/09                                                                                       735,000            726,083
   ~ 5.863% 5/21/08                                                                                      245,000            245,473
Sunoco Logistics Partners 6.125% 5/15/16                                                               2,740,000          2,787,380
Texas East Transmission 5.25% 7/15/07                                                                    615,000            612,844
Valero Logistics Operations 6.05% 3/15/13                                                              2,155,000          2,188,181
                                                                                                                          _________

                                                                                                                         24,376,284
                                                                                                                         __________

Real Estate - 1.21%
Brandywine Operating Partnership
     5.625% 12/15/10                                                                                   1,455,000          1,466,051
   ~ 5.822% 4/1/09                                                                                     1,560,000          1,563,098
Developers Diversified Realty
     4.625% 8/1/10                                                                                     2,765,000          2,696,676
     5.375% 10/15/12                                                                                     530,000            527,966
HRPT Properties Trust 5.75% 2/15/14                                                                      845,000            846,658
                                                                                                                            _______

                                                                                                                          7,100,449
                                                                                                                          _________

Technology - 0.26%
SunGard Data Systems 10.25% 8/15/15                                                                    1,452,000          1,528,230
                                                                                                                          _________

                                                                                                                          1,528,230
                                                                                                                          _________

Transportation - 1.96%
American Airlines
     6.817% 5/23/11                                                                                    2,070,000          2,075,175
     6.977% 5/23/21                                                                                      121,993            117,724

Continental Airlines
     6.503% 6/15/11                                                                                    2,080,000          2,118,791
     6.703% 6/15/21                                                                                      373,442            379,043
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                    2,555,000          2,547,468
     7.35% 6/15/08                                                                                     1,320,000          1,359,996
# Hertz 144A 10.50% 1/1/16                                                                             1,735,000          1,912,838
++ Northwest Airlines 7.041% 4/1/22                                                                      875,095            870,172
++ United Air Lines 8.70% 10/7/08                                                                        441,488            130,239
                                                                                                                            _______

                                                                                                                         11,511,446
                                                                                                                         __________

Total Corporate Bonds (cost $451,148,579)                                                                               454,688,760
                                                                                                                        ___________

Foreign Agencies - 0.96%

Pemex Project Funding Master Trust
     6.125% 8/15/08                                                                                    2,095,000          2,119,093
     6.625% 6/15/35                                                                                    3,460,000          5,614,558
                                                                                                                          _________

Total Foreign Agencies (cost $5,372,021)                                                                                  5,614,558
                                                                                                                          _________

Municipal Bonds - 1.56%

American Eagle Northwest Series A 4.97% 12/15/18                                                         585,000            569,234
California State 5.00% 2/1/33                                                                            890,000            929,018
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                   1,460,000          1,551,892
Illinois State Taxable Pension 5.10% 6/1/33                                                            2,140,000          2,070,963
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                       1,430,000          1,537,422
Oregon State Taxable Pension 5.892% 6/1/27                                                             1,600,000          1,692,288
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                         290,000            291,122
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                      475,000            491,008
                                                                                                                            _______

Total Municipal Bonds (cost $8,943,948)                                                                                   9,132,947
                                                                                                                          _________

Non-Agency Asset-Backed Securities - 0.63%

Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                         225,428            217,154
     Series 2004-1 A 6.005% 8/15/37                                                                      281,947            285,649
     Series 2005-1 A 5.745% 1/15/40                                                                      333,273            333,482
~ Renaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                                  1,570,000          1,555,043
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                  602,058            595,910
# Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34                                  62,118             43,483
# Sierra Receivables Funding Series 2003-1A A 144A 3.09% 1/15/14                                          75,062             74,070
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                            686,269            615,983
                                                                                                                            _______

Total Non-Agency Asset-Backed Securities (cost $3,796,141)                                                                3,720,774
                                                                                                                          _________

Non-Agency Collateralized Mortgage Obligations - 2.88%

~ Bear Stearns Alternative A Trust Series 2006-3 34A1 6.192% 5/25/36                                   1,587,354          1,606,247
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                                    1,189,219          1,192,989
~ First Horizon Alternative Mortgage Securities Series 2006-FA2 B1 5.978% 5/25/36                      1,951,776          1,953,796
~ GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.183% 5/25/35                                           1,518,037          1,492,318
~ Indymac Index Mortgage Loan Trust
     Series 2006-AR7 5A1 6.169% 5/25/36                                                                1,329,938          1,347,600
     Series 2006-AR7 5A2 6.169% 5/25/36                                                                1,967,220          1,993,837
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                 1,475,535          1,472,827
~ MASTR Adjustable Rate Mortgage Trust Series 2004-10 2A2 4.951% 10/25/34                                540,844            551,985
~# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                     727,821            712,809
~ Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36                                           1,200,000          1,211,062
~ Wells Fargo Mortgage Backed Securities Trust
     Series 2006-AR11 A7 5.539% 8/25/36                                                                2,154,218          2,142,586
     Series 2006-AR12 1A2 6.05% 9/25/36                                                                1,184,613          1,192,611
                                                                                                                          _________

Total Non-Agency Collateralized Mortgage Obligations (cost $16,747,673)                                                  16,870,667
                                                                                                                         __________

Regional Agency - 0.47%

Queensland Treasury 6.00% 10/14/15                                                  AUD                3,512,000          2,736,454
                                                                                                                          _________

Total Regional Agency (cost $2,668,195)                                                                                   2,736,454
                                                                                                                          _________

Regional Authority - 0.47%

Ontario Province 4.50% 3/8/15                                                       CAD                1,098,000            996,253
Quebec Province 5.00% 12/1/15                                                       CAD                1,884,000          1,757,723
                                                                                                                          _________

Total Regional Authority (cost $2,607,793)                                                                                2,753,976
                                                                                                                          _________


<< Senior Secured Loans - 4.22%

@ Alltel/Windstream Term Loan B 7.26% 7/17/13                                       USD                3,225,000          3,249,188
@ AWAS Capital 11.50% 3/21/13                                                                          2,435,588          2,466,033
@ Georgia Pacific Term Loan
       Tranche B 6.561% 12/20/12                                                                       3,076,750          3,076,750
       Tranche C 8.39% 12/23/13                                                                        2,200,000          2,227,500
@ HealthSouth 8.52% 3/10/13                                                                            5,087,250          5,112,685
Lyondell Chemical 7.89% 8/16/13                                                                        1,396,500          1,403,483
@ Neiman Marcus Term Bank Loan 7.34% 4/6/13                                                            2,408,228          2,429,300
@ NRG Energy Bank 7.50% 2/1/13                                                                           995,928          1,000,908
@ Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                                                1,250,000          1,268,750
@ United Airlines Bank Loan Tranche B
       8.625% 2/1/12                                                                                   1,430,313          1,448,191
       9.25% 2/1/12                                                                                      161,688            163,709
@ Visteon 8.61% 6/13/13                                                                                  900,000            901,125
                                                                                                                            _______

Total Senior Secured Loans (cost $24,629,770)                                                                            24,747,622
                                                                                                                         __________

Sovereign Debt - 3.73%

Brazil - 1.05%
Republic of Brazil
     # 144A 6.00% 8/15/10                                                           BRL                6,245,877          2,696,971
       12.50% 1/5/16                                                                BRL                2,582,000          1,229,811
       12.50% 1/5/22                                                                BRL                4,750,000          2,245,797
                                                                                                                          _________

                                                                                                                          6,172,579
                                                                                                                          _________

Colombia - 0.83%
Republic of Colombia
       7.375% 9/18/37                                                               USD                2,055,000          2,130,008
       12.00% 10/22/15                                                              COP            5,392,000,000          2,759,186
                                                                                                                          _________

                                                                                                                          4,889,194
                                                                                                                          _________

Germany - 0.19%
Deutschland Republic 5.00% 7/4/11                                                   EUR                  813,000          1,095,780
                                                                                                                          _________

                                                                                                                          1,095,780
                                                                                                                          _________

Mexico - 0.18%
Mexican Bonos 10.00% 12/5/24                                                        MXN                9,410,000          1,029,662
                                                                                                                          _________

                                                                                                                          1,029,662
                                                                                                                          _________

Netherlands - 0.14%
Netherlands Government 5.75% 2/15/07                                                EUR                  617,000            792,182
                                                                                                                            _______

                                                                                                                            792,182
                                                                                                                            _______

Poland - 0.09%
Poland Government 6.25% 10/24/15                                                    PLN                1,529,000            540,749
                                                                                                                            _______

                                                                                                                            540,749
                                                                                                                            _______

Sweden - 0.55%
Swedish Government
       4.00% 12/1/09                                                                SEK               12,995,000          1,823,176
       4.50% 8/12/15                                                                SEK                5,805,000            854,305
       5.00% 12/1/20                                                                SEK                3,535,000            558,009
                                                                                                                            _______

                                                                                                                          3,235,490
                                                                                                                          _________

United Kingdom - 0.50%
U.K. Treasury 8.00% 9/27/13                                                         GBP                1,296,000          2,959,414
                                                                                                                          _________

                                                                                                                          2,959,414
                                                                                                                          _________

Venezuela - 0.20%
Venezuela Government 6.00% 12/9/20                                                  USD                1,315,000          1,199,477
                                                                                                                          _________

                                                                                                                          1,199,477
                                                                                                                          _________

Total Sovereign Debt (cost $20,981,605)                                                                                  21,914,527
                                                                                                                         __________


Supranational Banks - 0.14%

Inter-American Development Bank 1.90% 7/8/09                                        JPY                4,000,000             35,162
^ International Bank for Reconstruction & Development 6.861% 8/20/07                NZD                1,269,000            802,220
                                                                                                                            _______

Total Supranational Banks (cost $815,905)                                                                                   837,382
                                                                                                                            _______


U.S. Treasury Obligations - 2.29%

U.S. Treasury Bonds 4.50% 2/15/36                                                   USD                2,810,000          2,712,968
oo U.S. Treasury Inflation Index Notes
       1.875% 7/15/15                                                                                    351,150            338,216
       2.50% 7/15/16                                                                                   7,369,934          7,478,183
U.S. Treasury Notes 4.875% 8/15/16                                                                     2,860,000          2,920,329
                                                                                                                          _________

Total U.S. Treasury Obligations (cost $13,414,366)                                                                       13,449,696
                                                                                                                         __________



                                                                                                       Number of
                                                                                                       Shares
Common Stock - 0.02%

Masco                                                                                                        281              7,770
+ UAL                                                                                                      2,320             83,386
                                                                                                                             ______

Total Common Stock (cost $77,459)                                                                                            91,156
                                                                                                                             ______


Preferred Stock - 0.38%

Bank of America 5.718%                                                                                    55,000          1,378,025
Nexen 7.35%                                                                                               32,495            826,998
                                                                                                                            _______

Total Preferred Stock (cost $2,221,759)                                                                                   2,205,023
                                                                                                                          _________


Warrant - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                             1,590                  -
                                                                                                                                  _

Total Warrant (cost $135,295)                                                                                                     -
                                                                                                                                  _


Total Market Value of Securities - 98.15%
     (cost $570,396,613)                                                                                                575,789,405

Receivables and Other Assets Net of Liabilities (See Notes) - 1.85%                                                      10,869,384
                                                                                                                         __________

Net Assets Applicable to 103,866,238 Shares Outstanding - 100.00%                                                      $586,658,789
                                                                                                                       ____________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
PLN- Polish Zloty
SEK - Swedish Krona
USD - United States Dollar

+ Non-income producing security for the period ended October 31, 2006.

++ Non-income producing security. Security is currently in default.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at October 31, 2006.

@ Illiquid security. At October 31, 2006, the aggregate amount of illiquid securities equaled $23,897,628, which represented 4.07% of the Fund's net assets. See Note 5 in "Notes."

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $118,384,948, which represented 20.18% of the Fund's net assets. See Note 5 in "Notes."

<< Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

oo Fully or partially pledged as collateral for financial futures contracts.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2006, the aggregate amount of fair valued securities equaled $553,489, which represented 0.09% of the Fund's net assets. See Note 1 in "Notes."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
yr - Year


The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2006:


Foreign Currency Exchange Contracts (1)
                                                                                                           Unrealized
                                                                                                         Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date         (Depreciation)
_____________________________                  _______________                 _______________         _____________

AUD     (3,687,410)                            USD  2,832,521                       2/2/07                   $(15,421)
CAD     (2,403,800)                            USD  2,140,612                       2/2/07                     (6,299)
EUR        730,000                             USD   (933,159)                      2/2/07                      2,961
EUR       (439,000)                            USD    563,410                       2/2/07                        199
GBP     (1,610,000)                            USD  3,063,621                       2/2/07                     (9,852)
JPY     99,925,000                             USD   (847,972)                     11/2/06                      6,344
JPY    366,237,000                             USD (3,177,238)                      2/2/07                     (5,029)
JPY    288,768,000                             USD (2,499,896)                      2/2/07                      1,306
JPY     (1,418,443)                            USD     12,216                      11/2/06                         89
NZD     (1,150,800)                            USD    767,330                       2/2/07                        864
PLN     (2,069,310)                            USD    685,039                       2/2/07                       (184)
SEK    (19,566,200)                            USD  2,725,591                       2/2/07                       (671)
                                                                                                             _________

                                                                                                             $(25,693)
                                                                                                             =========


Futures Contracts (2)
                                                                                                           Unrealized
          Contracts                        Notional              Notional                                 Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        _____________                   ______________            _____           _______________        _____________

 427  U.S. Treasury 5 year Notes          $44,753,481          $45,075,188           12/31/06                $ 321,707
 521  U.S. Treasury 10 year Notes          55,846,976           56,381,969           12/31/06                  534,993
(211) U.S. Treasury long Bond             (23,355,327)         (23,770,469)          12/31/06                 (415,142)
                                                                                                              _________

                                                                                                             $ 441,558
                                                                                                              =========


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."

(2)See Note 4 in "Notes."

________________________________________________________________________________

Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At October 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                      $571,113,047
                                         ____________

Aggregate unrealized appreciation          11,511,243
Aggregate unrealized depreciation          (6,834,885)
                                           __________

Net unrealized depreciation              $  4,676,358
                                         ____________

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $2,675,762 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,155,797 expires in 2013 and $519,965 expires in 2014.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including payments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Delaware Extended Duration Bond Fund

October 31, 2006


                                                                                                                       Market
                                                                                                    Principal          Value
                                                                                                    AmountO            (U.S. $)

Collateralized Bond Obligation - 0.01%

@=# Putnam CBO II Limited 144A 6.875% 11/8/09                                             USD             11,403            $11,403
                                                                                                                             ______

Total Collateralized Bond Obligation (cost $11,830)                                                                          11,403
                                                                                                                             ______

Commercial Mortgage-Backed Securities - 1.65%

~ Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44                       1,395,000          1,454,497
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                      260,000            260,019
# Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18                 610,000            645,463
~ JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP7 AJ 6.066% 4/15/45                       600,000            625,084
Merrill Lynch Mortgage Trust
     # Series 2002-MW1 J 144A 5.695% 7/12/34                                                             110,000            106,517
       Series 2005-CIP1 A2 4.96% 7/12/38                                                                  50,000             49,728
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                         155,000            156,556
# Tower Series 2004-2A A 144A 4.232% 12/15/14                                                            195,000            190,419
                                                                                                                            _______

Total Commercial Mortgage-Backed Securities (cost $3,389,730)                                                             3,488,283
                                                                                                                          _________


Corporate Bonds - 79.95%

Banking - 8.61%
BAC Capital Trust XI 6.625% 5/23/36                                                                      655,000            707,956
Bank of America
       5.75% 8/15/16                                                                                     445,000            454,360
       6.00% 10/15/36                                                                                    715,000            739,880
~ Barclays Bank 6.278% 12/29/49                                                                        1,035,000          1,016,546
BB&T Capital Trust I 5.85% 8/18/35                                                                       825,000            806,390
Citigroup
       6.625% 6/15/32                                                                                    100,000            110,856
       6.875% 2/15/98                                                                                    750,000            844,109
#~ HBOS 144A
       5.92% 9/29/49                                                                                     300,000            294,275
       6.413% 9/29/49                                                                                  1,000,000            982,902
HSBC 7.625% 5/17/32                                                                                      500,000            615,323
JPMorgan Chase Capital XX 6.55% 9/29/36                                                                1,515,000          1,574,718
Popular North America Capital Trust I 6.564% 9/15/34                                                   1,460,000          1,432,226
#~ Rabobank Capital Funding II 144A 5.26% 12/29/49                                                       505,000            496,661
~ RBS Capital Trust I 4.709% 12/29/49                                                                    285,000            270,522
#~ Resona Preferred Global Securities 144A 7.191% 12/29/49                                             2,270,000          2,383,954
#~ Shinsei Finance Cayman 144A 6.418% 1/29/49                                                            550,000            554,103
Sovereign Capital Trust VI 7.908% 6/13/36                                                              1,125,000          1,266,370
#~ Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                           540,000            529,296
SunTrust Capital II 7.90% 6/15/27                                                                        635,000            663,079
Travelers Capital III 7.625% 12/1/36                                                                     581,000            707,492
#~ United Overseas Bank 144A 5.375% 9/3/19                                                               305,000            301,659
~ Wachovia Capital Trust III 5.80% 8/29/49                                                             1,390,000          1,403,580
                                                                                                                          _________

                                                                                                                         18,156,257
                                                                                                                         __________

Basic Industry - 5.58%
Abitibi-Consolidated 7.875% 8/1/09                                                                       395,000            389,075
Alcan 5.75% 6/1/35                                                                                       930,000            884,363
Barrick Gold 5.80% 11/15/34                                                                              500,000            467,588
Bowater 9.00% 8/1/09                                                                                     520,000            543,400
Catalyst Paper 8.625% 6/15/11                                                                            775,000            778,875
Georgia-Pacific
       8.875% 5/15/31                                                                                    870,000            924,375
       9.50% 12/1/11                                                                                     250,000            273,125
Huntsman International 10.125% 7/1/09                                                                    600,000            612,000
IMC Global 7.375% 8/1/18                                                                                 200,000            187,000
Ispat Inland 9.75% 4/1/14                                                                                380,000            426,172
Lubrizol 6.50% 10/1/34                                                                                   835,000            852,872
Newmont Mining 5.875% 4/1/35                                                                             500,000            472,185
# Norske Skogindustrier 144A 7.125% 10/15/33                                                           1,630,000          1,494,024
Placer Dome 6.45% 10/15/35                                                                               675,000            687,014
# Sappi Papier 144A 7.50% 6/15/32                                                                      1,755,000          1,524,828
Southern Copper 7.50% 7/27/35                                                                            690,000            741,177



Weyerhaeuser 7.125% 7/15/23                                                                              340,000            342,669
Witco 6.875% 2/1/26                                                                                      200,000            178,000
                                                                                                                            _______

                                                                                                                         11,778,742
                                                                                                                         __________

Brokerage - 4.28%
~ Ameriprise Financial 7.518% 6/1/66                                                                   1,210,000          1,318,055
E Trade Financial 8.00% 6/15/11                                                                          495,000            516,038
# FMR 144A 7.57% 6/15/29                                                                                 350,000            424,377
Goldman Sachs 6.345% 2/15/34                                                                           2,620,000          2,684,066
LaBranche & Company 9.50% 5/15/09                                                                        595,000            629,213
Merrill Lynch
       6.05% 5/16/16                                                                                     900,000            936,302
       6.22% 9/15/26                                                                                   1,525,000          1,579,241
Morgan Stanley 6.25% 8/9/26                                                                              895,000            940,192
                                                                                                                            _______

                                                                                                                          9,027,484
                                                                                                                          _________

Capital Goods - 1.75%
Caterpillar 6.05% 8/15/36                                                                                680,000            715,353
Honeywell International 5.70% 3/15/36                                                                    300,000            303,625
# Siemens Finance 144A 6.125% 8/17/26                                                                    860,000            897,210
Tyco International Group 6.875% 1/15/29                                                                  830,000            934,339
United Technologies 6.05% 6/1/36                                                                         785,000            843,964
                                                                                                                            _______

                                                                                                                          3,694,491
                                                                                                                          _________

Communications - 12.63%
America Movil 6.375% 3/1/35                                                                              600,000            590,239
AT&T 8.00% 11/15/31                                                                                    1,100,000          1,382,310
AT&T Wireless Services 8.75% 3/1/31                                                                    1,720,000          2,260,381
BellSouth 6.00% 11/15/34                                                                               1,170,000          1,136,771
; British Telecommunications 8.875% 12/15/30                                                             985,000          1,338,371
Citizens Communications 9.00% 8/15/31                                                                    500,000            545,625
Comcast 6.50% 11/15/35                                                                                 1,260,000          1,290,802
Cox Communications
       6.80% 8/1/28                                                                                      984,000          1,012,751
       6.95% 1/15/28                                                                                     645,000            670,859
Insight Midwest 10.50% 11/1/10                                                                           260,000            269,750
Liberty Media 8.50% 7/15/29                                                                              530,000            536,799
News America
       6.20% 12/15/34                                                                                    755,000            739,691
       7.30% 4/30/28                                                                                     700,000            760,558
Nextel Communications 6.875% 10/31/13                                                                    310,000            317,093
Pacific Bell 7.125% 3/15/26                                                                              100,000            109,204
SBC Communications 5.10% 9/15/14                                                                       1,125,000          1,097,690
Sprint Capital 8.75% 3/15/32                                                                           2,455,000          3,041,773
Telecom Italia Capital 7.20% 7/18/36                                                                   2,630,000          2,771,803
Telefonica Emisones
       6.421% 6/20/16                                                                                    305,000            316,680
       7.045% 6/20/36                                                                                    995,000          1,074,773
Telefonos de Mexico 5.50% 1/27/15                                                                        600,000            587,541
Time Warner Entertainment 8.375% 3/15/23                                                               1,920,000          2,271,635
Triton Communications 8.50% 6/1/13                                                                       955,000            912,025
Viacom 6.875% 4/30/36                                                                                    495,000            500,011
Vodafone Group 7.875% 2/15/30                                                                            400,000            478,846
# Windstream 144A
       8.125% 8/1/13                                                                                     305,000            327,113
       8.625% 8/1/16                                                                                     275,000            298,031
                                                                                                                            _______

                                                                                                                         26,639,125
                                                                                                                         __________

Consumer Cyclical - 9.60%
Centex 6.50% 5/1/16                                                                                    1,225,000          1,257,698
Corrections Corporation of America 7.50% 5/1/11                                                          280,000            287,700
DaimlerChrysler Holdings 8.50% 1/18/31                                                                   600,000            723,037
Disney (Walt) 7.55% 7/15/93                                                                            1,920,000          2,270,839
Ford Motor 7.45% 7/16/31                                                                               1,880,000          1,482,850
Ford Motor Credit 9.875% 8/10/11                                                                       2,140,000          2,213,383
# FTI Consulting 144A 7.75% 10/1/16                                                                      520,000            534,300
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                      415,000            440,938
General Motors 8.375% 7/15/33                                                                          1,665,000          1,490,175
General Motors Acceptance Corporation
       6.875% 9/15/11                                                                                    915,000            922,222
       8.00% 11/1/31                                                                                   3,695,000          3,970,169
Harrah's Operating 6.50% 6/1/16                                                                          270,000            238,052
# Johnson (SC) & Son 144A 5.75% 2/15/33                                                                  225,000            219,764
Kohl's 7.25% 6/1/29                                                                                      600,000            663,107


Lodgenet Entertainment 9.50% 6/15/13                                                                     195,000            209,625
Neiman Marcus 10.375% 10/15/15                                                                           490,000            538,388
Office Depot 6.25% 8/15/13                                                                               300,000            307,303
Penney (J.C.) 7.625% 3/1/97                                                                            1,365,000          1,430,358
Visteon 8.25% 8/1/10                                                                                   1,085,000          1,041,600
                                                                                                                          _________

                                                                                                                         20,241,508
                                                                                                                         __________

Consumer Non-Cyclical - 5.26%
AmerisourceBergen
       5.625% 9/15/12                                                                                    525,000            518,372
       5.875% 9/15/15                                                                                    450,000            444,210
Biovail 7.875% 4/1/10                                                                                    615,000            619,613
Boston Scientific 7.00% 11/15/35                                                                       1,640,000          1,655,241
# Cargill 144A
       6.125% 4/19/34                                                                                  1,000,000          1,039,426
       6.125% 9/15/36                                                                                    550,000            567,626
Genentech 5.25% 7/15/35                                                                                  800,000            759,630
# HealthSouth 144A 10.75% 6/15/16                                                                        550,000            566,500
Kraft Foods 6.50% 11/1/31                                                                              1,195,000          1,302,166
Pilgrim's Pride 9.625% 9/15/11                                                                           285,000            299,963
Schering-Plough 6.75% 12/1/33                                                                            950,000          1,061,930
US Oncology 9.00% 8/15/12                                                                                400,000            416,500
Wyeth 6.00% 2/15/36                                                                                    1,795,000          1,851,545
                                                                                                                          _________

                                                                                                                         11,102,722
                                                                                                                         __________

Electric - 10.65%
Alabama Power 5.875% 12/1/22                                                                             925,000            947,239
CalEnergy 8.48% 9/15/28                                                                                1,345,000          1,729,537
Carolina Power & Light 8.625% 9/15/21                                                                  1,410,000          1,805,865
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                         830,000            810,184
Cleveland Electric Illuminating 7.88% 11/1/17                                                            530,000            620,441
Dominion Resources
       5.95% 6/15/35                                                                                     450,000            445,994
       6.30% 3/15/33                                                                                     800,000            821,308
Duke Capital 5.668% 8/15/14                                                                              780,000            784,841
# Indianapolis Power & Light 144A 6.05% 10/1/36                                                        1,115,000          1,128,078
MidAmerican Energy Holdings 6.125% 4/1/36                                                              1,115,000          1,150,553
Northern States Power-Minnesota 5.25% 7/15/35                                                            805,000            763,280
Ohio Edison 6.875% 7/15/36                                                                             1,120,000          1,249,090
Oncor Electric Delivery 7.00% 9/1/22                                                                     830,000            907,269
Otter Tail 6.80% 10/1/32                                                                                 450,000            446,526
Pacific Gas & Electric 6.05% 3/1/34                                                                    1,295,000          1,327,305
PSEG Power 5.50% 12/1/15                                                                                 860,000            843,546
PSI Energy 8.85% 1/15/22                                                                                 230,000            289,539
Puget Energy 5.483% 6/1/35                                                                             1,100,000          1,019,129
Southwestern Public Service 6.00% 10/1/36                                                              2,035,000          2,047,589
# TAQA 144A 6.50% 10/27/36                                                                             2,120,000          2,222,491
Xcel Energy 6.50% 7/1/36                                                                               1,025,000          1,099,247
                                                                                                                          _________

                                                                                                                         22,459,051
                                                                                                                         __________

Energy - 4.87%
Anadarko Petroleum 6.45% 9/15/36                                                                       1,135,000          1,180,411
ConocoPhillips 5.95% 10/15/36                                                                            850,000            878,449
EnCana 6.50% 8/15/34                                                                                     650,000            683,169
Global Marine 7.00% 6/1/28                                                                               525,000            584,960
Nexen 5.875% 3/10/35                                                                                     305,000            292,796
Petro-Canada 5.95% 5/15/35                                                                             1,450,000          1,402,671
# Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27                                             1,970,000          1,917,282
SEACOR Holdings 7.20% 9/15/09                                                                            240,000            245,244
~ Secunda International 13.374% 9/1/12                                                                   225,000            233,156
Siberian Oil 10.75% 1/15/09                                                                              475,000            524,780
# TNK-BP Finance 144A 7.50% 7/18/16                                                                      725,000            759,846
Tyumen Oil 11.00% 11/6/07                                                                                330,000            347,985
Weatherford International 6.50% 8/1/36                                                                 1,180,000          1,215,447
                                                                                                                          _________

                                                                                                                         10,266,196
                                                                                                                         __________

Financials - 3.37%
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                          900,000            906,735
# Mantis Reef 144A 4.799% 11/3/09                                                                        340,000            332,638
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                  555,000            561,501
~ Nelnet 7.40% 9/29/36                                                                                   610,000            632,076
Residential Capital
       5.125% 5/17/12                                                               EUR                  250,000            323,694
       6.50% 4/17/13                                                                USD                  425,000            433,064

       6.875% 6/30/15                                                                                  2,790,000          2,924,873
#~ Swiss Re Capital I 144A 6.854% 5/29/49                                                                950,000            994,041
                                                                                                                            _______

                                                                                                                          7,108,622
                                                                                                                          _________
Industrial - 0.16%
President and Fellows of Harvard College 6.30% 10/1/37                                                   305,000            330,261
                                                                                                                            _______

                                                                                                                            330,261
                                                                                                                            _______

Insurance - 7.87%
Americian Re 7.45% 12/15/26                                                                              155,000            176,212
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                            365,000            383,725
# Farmers Insurance Exchange 144A
       6.00% 8/1/14                                                                                      300,000            298,591
       8.625% 5/1/24                                                                                   1,680,000          2,021,053
#~ Great West Life & Annuity Insurance 144A 7.153% 5/16/46                                               275,000            289,942
# Liberty Mutual 144A 7.00% 3/15/34                                                                      765,000            798,953
# Liberty Mutual Insurance 144A 7.697% 10/15/97                                                        1,210,000          1,262,681
MetLife
       5.70% 6/15/35                                                                                     715,000            708,019
       6.375% 6/15/34                                                                                    500,000            539,767
Montpelier Re Holdings 6.125% 8/15/13                                                                    710,000            690,228
# Mutual of Omaha 144A 6.80% 6/15/36                                                                   1,805,000          1,926,532
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                         410,000            489,837
# New York Life Insurance 144A 5.875% 5/15/33                                                            295,000            305,509
/#~ North Front Pass Through Trust 144A 5.81% 12/15/24                                                 1,660,000          1,652,148
UnitedHealth Group 5.80% 3/15/36                                                                         490,000            490,304
WellPoint 5.85% 1/15/36                                                                                2,445,000          2,412,742
Willis 5.625% 7/15/15                                                                                  1,205,000          1,153,750
#~ ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                           990,000            990,400
                                                                                                                            _______

                                                                                                                         16,590,393
                                                                                                                         __________

Natural Gas - 2.95%
Boston Gas Company 6.95% 12/1/23                                                                         200,000            212,536
Energy Transfer 5.95% 2/1/15                                                                             490,000            495,191
Enterprise Products Operating
       5.75% 3/1/35                                                                                      650,000            600,168
     ~ 8.375% 8/1/66                                                                                   1,455,000          1,566,339
# GulfSouth Pipeline 144A 5.05% 2/1/15                                                                   175,000            168,866
Kaneb Pipe Line 5.875% 6/1/13                                                                            145,000            146,032
# Plains All American Pipeline 144A 6.65% 1/15/37                                                        410,000            421,169
Sanitation Diego Gas and Electric 6.00% 6/1/26                                                         1,020,000          1,067,470
Sunoco Logistics Partners 6.125% 5/15/16                                                                 845,000            859,612
Valero Logistics Operations 6.05% 3/15/13                                                                685,000            695,547
                                                                                                                            _______

                                                                                                                          6,232,930
                                                                                                                          _________

Real Estate - 0.13%
HRPT Properties Trust 5.75% 2/15/14                                                                      265,000            265,520
                                                                                                                            _______

                                                                                                                            265,520
                                                                                                                            _______

Technology - 1.29%
Dell 7.10% 4/15/28                                                                                       420,000            478,354
International Business Machines 7.125% 12/1/96                                                           100,000            117,775
Motorola
       6.50% 9/1/25                                                                                      415,000            442,303
       6.50% 11/15/28                                                                                  1,050,000          1,125,068
SunGard Data Systems 10.25% 8/15/15                                                                      530,000            557,825
                                                                                                                            _______
                                                                                                                          2,721,325
                                                                                                                          _________

Transportation - 0.95%
American Airlines
       6.817% 5/23/11                                                                                    380,000            380,950
       6.977% 5/23/21                                                                                     72,537             69,998
Continental Airlines 6.503% 6/15/11                                                                      725,000            738,521
# Hertz 144A 10.50% 1/1/16                                                                               495,000            545,738
++ Northwest Airlines 7.041% 4/1/22                                                                      281,155            279,573
                                                                                                                            _______

                                                                                                                          2,014,780
                                                                                                                          _________

Total Corporate Bonds (cost $165,410,701)                                                                               168,629,407
                                                                                                                        ___________

Foreign Agencies - 1.26%

Pemex Project Funding Master Trust 6.625% 6/15/35                                                      2,635,000          2,662,009
                                                                                                                          _________

Total Foreign Agencies (cost $2,357,840)                                                                                  2,662,009
                                                                                                                          _________


Municipal Bonds - 1.08%

American Eagle Northwest Series A 4.97% 12/15/18                                                         125,000            121,631
California State 5.00% 2/1/33                                                                            180,000            187,891
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     600,000            637,765

Illinois State Taxable Pension 5.10% 6/1/33                                                              355,000            343,548
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         295,000            317,160
Oregon State Taxable Pension 5.892% 6/1/27                                                               410,000            433,649
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                          60,000             60,232
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                      170,000            175,729
                                                                                                                            _______

Total Municipal Bonds (cost $2,227,444)                                                                                   2,277,605
                                                                                                                          _________

Non-Agency Asset-Backed Securities - 0.11%

Mid-State Trust
       Series 11 A1 4.864% 7/15/38                                                                        61,188             58,942
       Series 2005-1 A 5.745% 1/15/40                                                                    164,527            164,629
# Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34                                  18,824             13,177
                                                                                                                             ______

Total Non-Agency Asset-Backed Securities (cost $244,136)                                                                    236,748
                                                                                                                            _______

Regional Agency - 0.41%

Queensland Treasury 6.00% 10/14/15                                                  AUD                1,105,000            860,986
                                                                                                                            _______

Total Regional Agency (cost $845,088)                                                                                       860,986
                                                                                                                            _______

Regional Authority - 0.41%

Ontario Province 4.50% 3/8/15                                                       CAD                  345,000            313,030
Quebec Province 5.00% 12/1/15                                                       CAD                  589,000            549,522
                                                                                                                            _______

Total Regional Authority (cost $817,026)                                                                                    862,552
                                                                                                                            _______

<< Senior Secured Loans - 4.32%

@ AWAS Capital 11.50% 3/21/13                                                       USD                  828,100            838,451
@ Georgia Pacific Term Loan
       Tranche B 6.561% 12/20/12                                                                         992,500            992,500
       Tranche C 8.39% 12/23/13                                                                          700,000            708,750
@ HealthSouth 8.52% 3/10/13                                                                            1,596,000          1,603,980
Lyondell Chemical 7.89% 8/16/13                                                                          698,250            701,741
@ Neiman Marcus Term Bank Loan 7.34% 4/6/13                                                            1,000,000          1,008,750
@ Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                                                1,400,000          1,421,000
@ United Airlines Bank Loan Tranche B
       8.625% 2/1/12                                                                                     435,313            440,754
       9.25% 2/1/12                                                                                       62,188             62,965
@ Visteon 8.61% 6/13/13                                                                                  300,000            300,375
@ Windstream Term Loan B 7.26% 7/17/13                                                                 1,020,000          1,027,650
                                                                                                                          _________

Total Senior Secured Loans (cost $9,035,568)                                                                              9,106,916
                                                                                                                          _________

Sovereign Debt - 3.87%

Brazil - 0.93%
Republic of Brazil
     # 144A 6.00% 8/15/10                                                           BRL                2,740,261          1,183,245
       12.50% 1/5/22                                                                BRL                1,660,000            784,847
                                                                                                                            _______

                                                                                                                          1,968,092
                                                                                                                          _________

Colombia - 0.79%
Republic of Colombia
       7.375% 9/18/37                                                               USD                  735,000            761,828
       12.00% 10/22/15                                                              COP            1,754,000,000            897,554
                                                                                                                            _______

                                                                                                                          1,659,382
                                                                                                                          _________

Germany - 0.16%
Deutschland Republic 5.00% 7/4/11                                                   EUR                  251,000            338,303
                                                                                                                            _______

                                                                                                                            338,303
                                                                                                                            _______

Mexico - 0.79%
Mexican Bonos 10.00% 12/5/24                                                        MXN                2,980,000            326,078
Mexico Government 6.75% 9/27/34                                                     USD                1,250,000          1,350,000
                                                                                                                          _________

                                                                                                                          1,676,078
                                                                                                                          _________

Netherlands - 0.12%
Netherlands Government 5.75% 2/15/07                                                EUR                  197,000            252,933
                                                                                                                            _______

                                                                                                                            252,933
                                                                                                                            _______

Poland - 0.07%
Poland Government 6.25% 10/24/15                                                    PLN                  420,000            148,538
                                                                                                                            _______

                                                                                                                            148,538
                                                                                                                            _______

Sweden - 0.43%
Swedish Government
       4.00% 12/1/09                                                                SEK                4,045,000            567,507
       4.50% 8/12/15                                                                SEK                1,355,000            199,411
       5.00% 12/1/20                                                                SEK                  850,000            134,175
                                                                                                                            _______

                                                                                                                            901,093
                                                                                                                            _______

United Kingdom - 0.44%
U.K. Treasury 8.00% 9/27/13                                                         GBP                  405,000            924,817
                                                                                                                            _______

                                                                                                                            924,817
                                                                                                                            _______


Venezuela - 0.14%
Venezuela Government 6.00% 12/9/20                                                  USD                  325,000            296,449
                                                                                                                            _______

                                                                                                                            296,449
                                                                                                                            _______

Total Sovereign Debt (cost $7,771,228)                                                                                    8,165,685
                                                                                                                          _________

Supranational Banks - 0.11%

Inter-American Development Bank 1.90% 7/8/09                                        JPY                1,000,000              8,791
^ International Bank for Reconstruction & Development 6.861% 8/20/07                NZD                  357,000            225,683
                                                                                                                            _______

Total Supranational Banks (cost $228,338)                                                                                   234,474
                                                                                                                            _______

U.S. Treasury Obligations - 4.34%

oo U.S. Treasury Bonds 4.50% 2/15/36                                                USD                4,645,000          4,484,603
U.S. Treasury Inflation Index Notes 2.50% 7/15/16                                                      2,276,603          2,310,042
U.S. Treasury Notes
       4.875% 10/31/08                                                                                   720,000            722,644
       4.50% 9/30/11                                                                                     200,000            199,367
       4.875% 8/15/09                                                                                    325,000            327,209
       4.875% 8/15/16                                                                                  1,090,000          1,112,992
                                                                                                                          _________

Total U.S. Treasury Obligations (cost $9,011,184)                                                                         9,156,857
                                                                                                                          _________

                                                                                                     Number of
                                                                                                     Shares
Preferred Stock - 0.34%

Bank of America 5.718%                                                                                    20,000            501,100
Nexen 7.35%                                                                                                8,710            221,670
                                                                                                                            _______

Total Preferred Stock (cost $717,750)                                                                                       722,770
                                                                                                                            _______


Warrant - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                               550

Total Warrant (cost $46,787)


                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 0.39%

With BNP Paribas 5.25% 11/1/06 (dated 10/31/06, to be repurchased at $420,161, collateralized by $439,500 U.S. Treasury Bills due 4/26/07, market value
$428,896)                                                                                               $420,100            420,100

With Cantor Fitzgerald 5.25% 11/1/06 (dated 10/31/06, to be repurchased at
$217,732, collateralized by $80,000 U.S. Treasury Notes 3.25% due 8/15/07,
market value $79,568 and $147,000 U.S. Treasury Notes 3.375% due 9/15/09, market
value $142,581)                                                                                          217,700            217,700

With UBS Warburg 5.25% 11/1/06 (dated 10/31/06, to be repurchased at $174,225, collateralized by $2,500 U.S. Treasury Bills due 1/11/07, market value $2,443
and $179,600 U.S. Treasury Bills due 4/26/07, market value $175,295)                                     174,200            174,200
                                                                                                                            _______

Total Repurchase Agreements (cost $812,000)                                                                                 812,000
                                                                                                                            _______


Total Market Value of Securities - 98.25%
     (cost $202,926,650)                                                                                                207,227,695

Receivables and Other Assets Net of Liabilities (See Notes)- 1.75%                                                        3,688,547
                                                                                                                          _________

Net Assets Applicable to 36,990,744 Shares Outstanding - 100.00%                                                       $210,916,242
                                                                                                                       ____________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling

JPY - Japanese Yen
NZD - New Zealand Dollar
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
USD - United States Dollar

@ Illiquid security. At October 31, 2006 the aggregate amount of illiquid securities equaled $8,416,578, which represented 3.99% of the Fund's net assets. See Note 5 in "Notes."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2006, the aggregate amount of fair valued securities equaled $11,403, which represented 0.01% of the Fund's net assets. See Note 1 in "Notes."

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $35,353,306, which represented 16.76% of the Fund's net assets. See Note 5 in "Notes."

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

+ Non-income producing security for the period ended October 31, 2006.

++ Non-income producing security. Security is currently in default.

; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at October 31, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association


The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2006:

Foreign Currency Exchange Contracts (1)

                                                                                                           Unrealized
                                                                                                         Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date         (Depreciation)
_____________________________                  _______________                 _______________         _____________

AUD     (1,144,990)                            USD    879,636                       2/2/07                    $(4,788)
CAD       (754,150)                            USD    671,579                       2/2/07                     (1,977)
EUR        245,000                             USD   (313,183)                      2/2/07                        994
EUR        (84,900)                            USD    108,911                       2/2/07                         39
GBP       (494,000)                            USD    940,018                       2/2/07                     (3,023)
JPY     34,845,000                             USD   (295,698)                     11/2/06                      2,212
JPY    162,768,000                             USD (1,412,071)                     11/2/06                     (2,235)
JPY     99,393,000                             USD   (860,456)                      2/2/07                        449
JPY       (446,978)                            USD      3,849                       2/2/07                         28
NZD       (323,800)                            USD    215,903                       2/2/07                        243
PLN       (568,970)                            USD    188,356                       2/2/07                        (51)
SEK     (5,531,000)                            USD    770,474                       2/2/07                       (189)
                                                                                                            __________

                                                                                                              $(8,298)
                                                                                                              ========

Futures Contracts (2)

                                                                                                           Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        ____________                    ______________            _____           _______________        _____________

 (65) U.S. Treasury 2 year Notes         $(13,263,705)       $(13,286,406)           12/31/06               $(22,701)
(131) U.S. Treasury 5 year Notes          (13,746,688)        (13,828,688)           12/31/06                (82,000)
  (1) U.S. Treasury 10 year Notes            (107,682)           (108,219)           12/31/06                   (537)
 482  U.S. Treasury long Bond              53,316,513          54,300,313            12/31/06                983,800
                                                                                                             _______

                                                                                                            $878,562
                                                                                                            ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in Notes."

(2)See Note 4 in Notes."

________________________________________________________________________________

Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At October 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                      $203,307,500
                                         ____________

Aggregate unrealized appreciation           5,762,990
Aggregate unrealized depreciation          (1,842,795)
                                         ____________

Net unrealized appreciation              $  3,920,195
                                         ____________

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $807,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Delaware High-Yield Opportunities Fund
______________________________________

October 31, 2006


                                                                                                     Principal          Market
                                                                                                      Amount             Value
                                                                                                      (U.S.$)           (U.S.$)

Collateralized Bond Obligations - 0.02%

@=~ Merrill Lynch CBO VII Series 1997-C3A A 5.764% 3/23/08                                               $142,399            $10,197
@= South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                         11,616             11,673
                                                                                                                              ______

Total Collateralized Bond Obligations (cost $92,632)                                                                          21,870
                                                                                                                              ______


Commercial Mortgage-Backed Securities - 0.59%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                       800,000            811,055
                                                                                                                             _______

Total Commercial Mortgage-Backed Securities (cost $811,969)                                                                  811,055
                                                                                                                             _______

Convertible Bonds - 0.03%

# Charter Communications 144A 5.875% 11/16/09,
     exercise price $2.42, expiration date 11/16/09                                                        30,000             34,800

Total Convertible Bonds (cost $26,250)                                                                                        34,800
                                                                                                                              ______


Corporate Bonds - 90.33%

Basic Industry - 11.10%
Abitibi-Consolidated 6.95% 12/15/06                                                                        50,000             50,250
Abitibi-Consolidated Finance 7.875% 8/1/09                                                                600,000            591,000
AK Steel 7.875% 2/15/09                                                                                   825,000            832,219
Bowater
     9.00% 8/1/09                                                                                         450,000            470,250
     9.50% 10/15/12                                                                                     1,650,000          1,674,749
Donohue Forest Products 7.625% 5/15/07                                                                    550,000            552,750
Georgia-Pacific 9.50% 12/1/11                                                                           1,075,000          1,174,438
Gold Kist 10.25% 3/15/14                                                                                  575,000            662,688
Lyondell Chemical 8.25% 9/15/16                                                                           625,000            646,875
# Nell AF Sarl 144A 8.375% 8/15/15                                                                        825,000            841,500
NewPage 10.00% 5/1/12                                                                                     850,000            894,625
Norske Skog Canada 8.625% 6/15/11                                                                       1,375,000          1,381,874
# Port Townsend Paper 144A 11.00% 4/15/11                                                                 910,000            803,075
Potlatch 13.00% 12/1/09                                                                                   850,000            994,290
# Sappi Papier Holding 144A 7.50% 6/15/32                                                               1,350,000          1,172,945
++ Solutia 6.72% 10/15/37                                                                                 770,000            729,575
Tembec Industries 8.625% 6/30/09                                                                        1,975,000          1,155,375
Witco 6.875% 2/1/26                                                                                       560,000            498,400
                                                                                                                             _______

                                                                                                                          15,126,878
                                                                                                                          __________

Brokerage - 1.58%
E Trade Financial 8.00% 6/15/11                                                                           675,000            703,688
LaBranche
     9.50% 5/15/09                                                                                        500,000            528,750
     11.00% 5/15/12                                                                                       850,000            922,250
                                                                                                                             _______

                                                                                                                           2,154,688
                                                                                                                           _________
Capital Goods - 5.27%
Armor Holdings 8.25% 8/15/13                                                                              825,000            858,000
# Berry Plastics Holding 144A 8.875% 9/15/14                                                              700,000            710,500
CPG International I 10.50% 7/1/13                                                                         300,000            307,500
Graham Packaging 9.875% 10/15/14                                                                        1,225,000          1,234,187
Interface 10.375% 2/1/10                                                                                  975,000          1,072,500
Intertape Polymer 8.50% 8/1/14                                                                            970,000            877,850

{ Mueller Holdings 14.75% 4/15/14                                                                         504,000            446,040

{ NTK Holdings 10.75% 3/1/14                                                                              900,000            621,000

# RBS Global & Rexnord 144A
     9.50% 8/1/14                                                                                         150,000            156,000
     11.75% 8/1/16                                                                                        250,000            261,250
Trimas 9.875% 6/15/12                                                                                     675,000            639,563
                                                                                                                             _______

                                                                                                                           7,184,390
                                                                                                                           _________

Consumer Cyclical - 8.60%
Accuride 8.50% 2/1/15                                                                                     600,000            585,000
# Baker & Taylor 144A 11.50% 7/1/13                                                                       450,000            452,250


# Buffets 144A 12.50% 11/1/14                                                                             575,000            580,750
Carrols 9.00% 1/15/13                                                                                     575,000            585,063
Ford Motor Credit
     7.375% 10/28/09                                                                                      700,000            681,807
     9.875% 8/10/11                                                                                       615,000            636,089
General Motors 8.375% 7/15/33                                                                             375,000            335,625
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                       925,000            932,300
     8.00% 11/1/31                                                                                        585,000            628,566
Harrah's Operating 6.50% 6/1/16                                                                         1,000,000            881,674
Landry's Restaurant 7.50% 12/15/14                                                                      1,355,000          1,300,799
Majestic Star Casino 9.50% 10/15/10                                                                       650,000            659,750
# Michaels Stores 144A 11.375% 11/1/16                                                                    650,000            654,063
Neiman Marcus
     9.00% 10/15/15                                                                                       485,000            522,588
     10.375% 10/15/15                                                                                     150,000            164,813
# NPC International 144A 9.50% 5/1/14                                                                     600,000            610,500
O'Charleys 9.00% 11/1/13                                                                                  775,000            809,875
# Uno Restaurant 144A 10.00% 2/15/11                                                                      450,000            364,500
Visteon 8.25% 8/1/10                                                                                      350,000            336,000
                                                                                                                             _______

                                                                                                                          11,722,012
                                                                                                                          __________
Consumer Non-Cyclical - 8.02%
Biovail 7.875% 4/1/10                                                                                   1,675,000          1,687,562
Constellation Brands 8.125% 1/15/12                                                                     1,075,000          1,120,687
Cott Beverages 8.00% 12/15/11                                                                             900,000            924,750
CRC Health 10.75% 2/1/16                                                                                  900,000            945,000
Ingles Markets 8.875% 12/1/11                                                                             975,000          1,021,313
++# Le-Natures 144A 9.00% 6/15/13                                                                         485,000            497,125
National Beef Packing 10.50% 8/1/11                                                                       925,000            966,625
Pilgrim's Pride 9.625% 9/15/11                                                                            775,000            815,688
Pinnacle Foods 8.25% 12/1/13                                                                              700,000            705,250
Playtex Products 9.375% 6/1/11                                                                            915,000            956,175
Swift 12.50% 1/1/10                                                                                       550,000            563,750
True Temper Sports 8.375% 9/15/11                                                                         360,000            324,900
Warner Chilcott 8.75% 2/1/15                                                                              390,000            404,625
                                                                                                                             _______

                                                                                                                          10,933,450
                                                                                                                         ___________

Energy - 4.80%
Bluewater Finance 10.25% 2/15/12                                                                          550,000            563,750
Compton Petroleum Finance 7.625% 12/1/13                                                                  325,000            309,563
Copano Energy 8.125% 3/1/16                                                                               225,000            230,063
El Paso Natural Gas 7.625% 8/1/10                                                                         325,000            337,188
# El Paso Performance Linked Trust 144A 7.75% 7/15/11                                                     400,000            416,000
El Paso Production 7.75% 6/1/13                                                                           350,000            360,500
# Hilcorp Energy I 144A 9.00% 6/1/16                                                                      625,000            649,999
Inergy Finance
     6.875% 12/15/14                                                                                      425,000            413,313
     8.25% 3/1/16                                                                                         200,000            208,500
# Mariner Energy 144A 7.50% 4/15/13                                                                       525,000            506,625
# MarkWest Energy 144A 8.50% 7/15/16                                                                      335,000            339,188
# PetroHawk Energy 144A 9.125% 7/15/13                                                                  1,175,000          1,204,374
~ Secunda International 13.374% 9/1/12                                                                    570,000            590,662
Whiting Petroleum 7.25% 5/1/13                                                                            410,000            406,925
                                                                                                                             _______

                                                                                                                          6,536,650
                                                                                                                          __________

Finance & Investments - 1.76%
++ FINOVA Group 7.50% 11/15/09                                                                          2,055,300            606,314
# Hexion Finance 144A 9.75% 11/15/14                                                                    1,200,000          1,202,999
# iPayment 144A 9.75% 5/15/14                                                                             575,000            593,688
                                                                                                                             _______

                                                                                                                           2,403,001
                                                                                                                          __________

Media - 9.96%
} Adelphia Communications 8.125% 12/15/06                                                                 800,000            626,000
CCH I Holdings 13.50% 1/15/14                                                                             725,000            677,875
} Century Communications 9.50% 11/30/06                                                                 1,000,000          1,135,000
Charter Communications Holdings
     11.75% 5/15/11                                                                                       875,000            800,625
     13.50% 1/15/11                                                                                     1,950,000          1,842,750
~# Cleveland Unlimited 144A 13.64% 12/15/10                                                               325,000            353,438
Insight Communications 12.25% 2/15/11                                                                     175,000            185,063
Insight Midwest
     9.75% 10/1/09                                                                                        250,000            255,000
     10.50% 11/1/10                                                                                     2,400,000          2,489,999


Lodgenet Entertainment 9.50% 6/15/13                                                                    1,125,000          1,209,375
Mediacom Broadband
     8.50% 10/15/15                                                                                       100,000            100,375
   # 144A 8.50% 10/15/15                                                                                  380,000            381,425
Mediacom Capital 9.50% 1/15/13                                                                          2,075,000          2,139,843
Sheridan Group 10.25% 8/15/11                                                                             350,000            358,750
Vertis 10.875% 6/15/09                                                                                    215,000            215,000
WMG Acquisition 7.375% 4/15/14                                                                            825,000            810,563
                                                                                                                             _______

                                                                                                                          13,581,081
                                                                                                                          __________

Real Estate - 1.56%
American Real Estate Partners 8.125% 6/1/12                                                             1,025,000          1,053,187
BF Saul REIT 7.50% 3/1/14                                                                                 845,000            861,900
Rouse 7.20% 9/15/12                                                                                       200,000            207,050
                                                                                                                             _______

                                                                                                                           2,122,137
                                                                                                                           _________

Services Cyclical - 15.17%
Adesa 7.625% 6/15/12                                                                                      875,000            872,813
American Airlines 7.377% 5/23/19                                                                          308,143            295,818
Boyd Gaming 8.75% 4/15/12                                                                               1,100,000          1,154,999
Brickman Group 11.75% 12/15/09                                                                            290,000            310,300
Corrections Corporation of America 7.50% 5/1/11                                                           875,000            899,063
FTI Consulting
     7.625% 6/15/13                                                                                       735,000            755,213
   # 144A 7.75% 10/1/16                                                                                   625,000            642,188
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                     1,305,000          1,386,562
Gaylord Entertainment 8.00% 11/15/13                                                                      675,000            690,188
Grupo Transportacion Ferroviaria Mexicana de C.V.
     9.375% 5/1/12                                                                                        675,000            723,938
     10.25% 6/15/07                                                                                       350,000            359,188
     12.50% 6/15/12                                                                                       275,000            302,500
# Hertz 144A
     8.875% 1/1/14                                                                                          445,000          467,250
     10.50% 1/1/16                                                                                          180,000          198,450
{ H-Lines Finance  11.00% 4/1/13                                                                        1,162,000          1,054,514
Horizon Lines 9.00% 11/1/12                                                                               421,000            442,050
Kansas City Southern Railway 9.50% 10/1/08                                                                450,000            475,313
# Knowledge Learning 144A 7.75% 2/1/15                                                                    580,000            552,450
Mandalay Resort Group
     9.375% 2/15/10                                                                                       925,000            987,437
     9.50% 8/1/08                                                                                         975,000          1,033,499
# Mobile Services Group 144A 9.75% 8/1/14                                                                 475,000            494,594
OMI 7.625% 12/1/13                                                                                      1,170,000          1,199,249
# Penhall International 144A 12.00% 8/1/14                                                                400,000            428,000
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                           950,000          1,023,624
Seabulk International 9.50% 8/15/13                                                                       465,000            506,269
Stena AB 9.625% 12/1/12                                                                                   750,000            805,313
# TDS Investor 144A 11.875% 9/1/16                                                                        300,000            297,000
{ Town Sports International 11.00% 2/1/14                                                                 550,000            454,438
# Turning Stone Resort Casino 144A 9.125% 9/15/14                                                         500,000            511,250
Wheeling Island Gaming 10.125% 12/15/09                                                                 1,325,000          1,361,437
                                                                                                                           _________

                                                                                                                          20,684,907
                                                                                                                          __________
Services Non-Cyclical - 5.75%
Allied Waste North America 9.25% 9/1/12                                                                   425,000            454,219
Casella Waste Systems 9.75% 2/1/13                                                                      1,450,000          1,529,750
Geo Sub 11.00% 5/15/12                                                                                    805,000            837,200
# HealthSouth 144A 10.75% 6/15/16                                                                       1,775,000          1,828,250
US Oncology 10.75% 8/15/14                                                                              1,250,000          1,381,250
{ Vanguard Health 11.25% 10/1/15                                                                        1,400,000          1,025,500
# WCA Waste 144A 9.25% 6/15/14                                                                            750,000            780,000
                                                                                                                             _______

                                                                                                                           7,836,169
                                                                                                                           _________

Technology & Electronics - 2.60%
MagnaChip Semiconductor 8.00% 12/15/14                                                                  1,850,000          1,110,000
# NXP Funding 144A 9.50% 10/15/15                                                                       1,000,000          1,013,750
STATS ChipPAC 7.50% 7/19/10                                                                               325,000            328,250
Sungard Data Systems 10.25% 8/15/15                                                                       770,000            810,425
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                   275,000            285,313
                                                                                                                             _______

                                                                                                                           3,547,738
                                                                                                                           _________
Telecommunications - 10.36%
++ Allegiance Telecom 11.75% 2/15/08                                                                      255,000            105,825


American Tower 7.125% 10/15/12                                                                          1,035,000          1,060,875
# Broadview Networks 144A 11.375% 9/1/12                                                                  575,000            599,438
Cincinnati Bell 8.375% 1/15/14                                                                          1,110,000          1,137,750
# Cricket Communications 144A 9.375% 11/1/14                                                              600,000            615,000
# Digicel Limited 144A 9.25% 9/1/12                                                                       700,000            729,750
# Hughes Network Systems 144A 9.50% 4/15/14                                                             1,225,000          1,273,999
{ Inmarsat Finance 10.375% 11/15/12                                                                     1,575,000          1,417,499
iPCS 11.50% 5/1/12                                                                                        200,000            224,500
~ IWO Holdings 9.124% 1/15/12                                                                             125,000            128,438
# Level 3 Financing 144A 9.25% 11/1/14                                                                    675,000            682,594
# MetroPCS Wireless 144A 9.25% 11/1/14                                                                    525,000            532,219
# Nordic Telephone Holdings 144A 8.875% 5/1/16                                                            375,000            394,688
# Qwest 144A 7.50% 10/1/14                                                                                950,000            999,875
Rural Cellular
     9.875% 2/1/10                                                                                        600,000            633,000
   ~ 11.239% 11/1/12                                                                                      415,000            432,638
# Telcordia Technologies 144A 10.00% 3/15/13                                                            1,025,000            779,000
Triton PCS
     8.50% 6/1/13                                                                                         350,000            334,250
     9.375% 2/1/11                                                                                        730,000            667,950
~ US LEC 13.87% 10/1/09                                                                                   325,000            346,531
# Wind Acquisition 144A 10.75% 12/1/15                                                                    920,000          1,026,950
                                                                                                                           _________

                                                                                                                          14,122,769
                                                                                                                          __________

Utilities - 3.80%
++# Calpine 144A 8.496% 7/15/07                                                                           606,050            653,019
Elwood Energy 8.159% 7/5/26                                                                               759,656            808,055
Midwest Generation
     8.30% 7/2/09                                                                                         684,310            706,550
     8.75% 5/1/34                                                                                         645,000            700,631
Mirant Americas Generation 8.30% 5/1/11                                                                   950,000            966,625
Mirant North America 7.375% 12/31/13                                                                      225,000            228,656
Orion Power Holdings 12.00% 5/1/10                                                                        725,000            826,500
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                             290,753            289,251
=++# USGen New England 144A 7.459% 1/2/15                                                                   5,630              3,800
                                                                                                                               _____

                                                                                                                           5,183,087
                                                                                                                          __________

Total Corporate Bonds (cost $122,628,201)                                                                                123,138,957
                                                                                                                        ____________



Emerging Markets Bonds - 0.90%

# C&M Finance 144A 8.10% 2/1/16                                                                           250,000            250,796
Republic of Colombia 7.375% 9/18/37                                                                       375,000            388,688
Venezuela Government 6.00% 12/9/20                                                                        640,000            583,775
                                                                                                                             _______

Total Emerging Markets Bonds (cost $1,220,741)                                                                             1,223,259
                                                                                                                           _________


<< Senior Secured Loans - 0.60%

RSC Bridge 10.50% 12/1/08                                                                                 825,000            825,000
                                                                                                                             _______

Total Senior Secured Loans (cost $825,000)                                                                                   825,000
                                                                                                                            ________
                                                                                                     Number of
                                                                                                     Shares
Common Stock - 1.04%

@=+II Avado Brands                                                                                            906                  0
+ Charter Communications Class A                                                                           27,000             62,100
+ Foster Wheeler                                                                                           14,383            646,505
+ Mirant                                                                                                   20,559            607,930
+ Petrojarl ADR                                                                                             1,491             15,842
+ Petroleum Geo-Services ADR                                                                                1,491             86,940
                                                                                                                              ______

Total Common Stock (cost $723,455)                                                                                         1,419,317
                                                                                                                          __________


Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                450                  0
                                                                                                                                   -
Total Warrants (cost $38,281)                                                                                                      0
                                                                                                                                   -



                                                                                                     Principal
                                                                                                     Amount
                                                                                                     (U.S.$)

Repurchase Agreements - 5.69%

With BNP Paribas 5.25% 11/1/06
(dated 10/31/06, to be repurchased at $4,012,585,
collateralized by $4,198,000 U.S. Treasury Bills
due 4/26/07, market value $4,096,700)                                                                  $4,012,000          4,012,000

With Cantor Fitzgerald 5.25% 11/1/06
(dated 10/31/06, to be repurchased at $2,080,303,
collateralized by $765,000 U.S. Treasury
Notes 3.25% due 8/15/07, market value $760,008
and $1,404,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $1,361,890)                                                            2,080,000          2,080,000

With UBS Warburg 5.25% 11/1/06
(dated 10/31/06, to be repurchased at $1,664,243,
collateralized by $24,000 U.S. Treasury
Bills due 1/11/07, market value $23,334
and $1,716,000 U.S. Treasury Bills
due 4/26/07, market value $1,674,372)                                                                   1,664,000          1,664,000
                                                                                                                           _________

Total Repurchase Agreements (cost $7,756,000)                                                                              7,756,000
                                                                                                                           _________



Total Market Value of Securities - 99.20%
     (cost $134,122,529)                                                                                                 135,230,258

Receivables and Other Assets Net of Liabilities (See Notes) - 0.80%                                                        1,094,087
                                                                                                                           _________

Net Assets Applicable to 31,294,086 Shares Outstanding - 100.00%                                                        $136,324,345
                                                                                                                        ____________


+ Non-income producing security for the period ended October 31, 2006.

++ Non-income producing security. Security is currently in default.

~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2006, the aggregate amount of fair valued securities equaled $25,670, which represented 0.02% of the Fund's net assets. See Note 1 in "Notes."

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $32,337,109, which represented 23.72% of the Fund's net assets. See Note 3 in "Notes."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At October 31, 2006, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund's net assets. See
Note 3 in "Notes."

@ Illiquid security. At October 31, 2006, the aggregate amount of illiquid securities equaled $21,870, which represented 0.02% of the Fund's net assets. See Note 3 in "Notes."

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware High-Yield Opportunities Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.
S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At October 31, 2006, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $134,726,193
                                         ____________

Aggregate unrealized appreciation           3,295,052
Aggregate unrealized depreciation          (2,790,987)
                                         ____________

Net unrealized appreciation              $    504,065
                                         ____________


For federal income tax purposes, at July 31, 2006, capital loss carryforwards of $4,396,558 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,971,857 expires 2010 and $424,701 expires in 2014.


3. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: